Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (84.0%)
Advertising (0.8%)
$7,272	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	7.981	$7,069,128
5,920	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	12/31/31	7.981	5,311,681
					12,380,809
Aerospace & Defense (3.6%)
274	Air Comm Corp. LLC(2)	(NR, B2)	12/11/31	0.000	274,718
7,857	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/11/31	6.196	7,869,256
7,927	Amentum Holdings, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	09/29/31	5.481	7,932,560
2,501	Arcline FM Holdings LLC, 6 mo. USD Term SOFR + 2.750%(1)	(B, B2)	06/23/30	6.596	2,511,894
1,374	Atlas CC Acquisition Corp.(3),(4)	(CCC, Caa2)	05/25/29	0.000	104,279
9,417	Atlas CC Acquisition Corp.(3),(4)	(CCC, Caa2)	05/25/29	0.000	714,853
2,223	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(B, B2)	10/31/30	5.982	2,228,251
2,781	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.166 - 6.231	2,790,476
2,955	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.231	2,965,833
1,871	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Baa3)	10/30/31	5.481	1,871,510
1,448	HDI Aerospace Intermediate Holding III Corp., 6 mo. USD Term SOFR + 3.250%(1)	(B, B2)	02/11/32	7.118	1,452,712
1,833	KBR, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	01/17/31	5.731	1,838,428
5,656	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/23/31	6.231	5,676,948
375	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	03/22/30	5.981	375,099
7,144	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/28/31	6.231	7,160,948
2,243	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	01/19/32	6.231	2,248,044
1,210	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	08/19/32	6.231	1,213,135
4,298	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/13/33	6.231	4,307,074
					53,536,018
Air Transportation (0.4%)
1,998	American Airlines, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	05/29/33	6.666	1,986,927
4,355	United Airlines, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa3)	02/22/31	5.481	4,351,438
					6,338,365
Auto Parts & Equipment (2.1%)
3,444	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	7.845	3,447,387
4,384	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	10/16/31	5.657	4,386,801
9,366	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	05/06/30	6.231	9,398,837
2,114	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	01/28/32	6.231	2,120,990
4,099	CWGS Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B3)	06/03/28	6.345	3,827,263
2,037	Garrett LX I SARL, 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	01/30/32	5.573	2,037,860
2,677	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(1),(5),(16)	(NR, NR)	11/30/26	9.845	2,462,448
326	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	04/23/31	6.166	324,969
589	Openlane, Inc., 3 mo. USD Term SOFR + 2.500%(1),(16)	(B+, B1)	10/08/32	6.148	591,750
2,780	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B, B3)	02/26/33	8.310	2,650,283
					31,248,588
Banking (0.3%)
2,640	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.000%(1),(16)	(BB+, Ba1)	04/19/30	5.732	2,649,671
1,265	Victory Capital Holdings, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	09/23/32	5.482	1,265,529
					3,915,200
Beverages (0.9%)
2,487	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	06/22/30	5.481	2,493,616
4,193	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	12/23/30	6.749	4,222,811
6,724	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	03/15/32	5.974	6,740,457
					13,456,884
Brokerage (0.3%)
3,429	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, Ba3)	06/26/31	7.231	3,306,951
2,072	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	07/21/28	6.345	2,073,118
					5,380,069
Building & Construction (1.6%)
535	ADI Global Distribution Funding LLC(1),(6)	(BB, Ba2)	06/17/33	0.000	536,640
5,326	Latham Pool Products, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(BB-, B2)	02/23/29	7.831	5,345,051
2,456	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB-, Ba3)	03/17/32	5.731	2,469,534

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction (continued)
$2,559	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	03/19/29	5.981	$2,566,251
2,847	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	02/10/32	5.981	2,851,897
7,152	Tecta America Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	02/18/32	6.231	7,169,731
186	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(1),(2)	(NR, B3)	06/13/33	7.323	186,111
2,092	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	06/13/33	7.253	2,093,745
					23,218,960
Building Materials (1.5%)
3,785	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa2)	10/10/30	8.482	2,101,948
1,936	Core & Main LP, 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	07/01/33	5.475	1,941,325
5,435	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(CCC+, Caa1)	04/12/28	7.014	2,781,956
3,524	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%(1)	(CCC+, Caa1)	08/01/28	9.289	1,820,969
208	Knife River HoldCo, 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	03/08/32	5.401	208,137
1,620	Mannington Mills, Inc., 1 mo. USD Term SOFR + 4.750%(1),(5),(16)	(B+, B3)	03/25/32	8.481	1,603,536
828	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	03/28/31	6.481	818,527
10,827	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	10/19/29	6.981	10,828,620
					22,105,018
Cable & Satellite TV (0.6%)
1,236	Sunrise Financing Partnership, 6 mo. USD Term SOFR + 2.470%(1)	(BB-, Ba3)	02/15/32	6.341	1,218,972
6,313	Ziggo BV, 1 mo. EURIBOR + 3.000%(1),(7)	(B+, B1)	01/31/29	5.224	7,166,399
					8,385,371
Chemicals (3.6%)
3,131	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	09/09/31	6.573	3,149,083
3,455	CPC Acquisition Corp.(3),(4),(5)	(C, C)	12/29/28	0.000	61,552
1,705	Formulations Parent Corp., 3 mo. USD Term SOFR + 4.000%(1),(16)	(B, B2)	04/09/32	7.763	1,713,638
719	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%(1)	(CCC+, Caa2)	03/15/30	11.268	670,089
4,138	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	03/15/29	7.724	4,069,014
5,704	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/31/29	6.231	5,673,106
396	Ineos Finance PLC, 1 mo. USD Term SOFR + 5.000%(1)	(B+, NR)	06/25/32	8.731	367,986
384	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	04/02/29	8.081	331,386
777	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	03/14/30	7.581	651,797
1,987	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/07/31	7.981	1,635,783
4,076	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	02/18/30	6.981	3,873,081
4,837	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	02/07/31	6.731	4,519,885
2,504	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(1)	(CCC, B2)	07/03/28	7.757	2,391,603
2,463	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1),(16)	(BB+, Ba1)	11/26/31	5.731	2,462,500
2,280	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(1),(5)	(B-, Caa1)	09/30/29	10.831	2,068,036
3,854	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(NR, B3)	04/30/30	9.899	3,789,138
8,531	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC-, Caa3)	04/30/30	8.049	4,850,567
3,200	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(1),(16)	(CCC-, Caa3)	04/30/30	9.149	1,808,000
1,718	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK(1),(8)	(B-, Caa1)	12/23/30	9.620	1,958,673
3,932	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	12/23/30	7.231	3,905,098
897	SK Neptune Husky Finance SARL(3),(4),(5)	(NR, WR)	04/30/27	0.000	115,502
9,227	SK Neptune Husky Group SARL(3),(4),(5)	(NR, WR)	01/03/29	0.000	269,885
3,628	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B, B2)	04/04/29	5.982	2,929,850
					53,265,252
Discount Stores (0.4%)
5,000	Peer Holding III BV, 3 mo. EURIBOR + 2.750%(1),(7)	(BB+, Ba1)	09/29/32	5.041	5,784,013

Diversified Capital Goods (0.4%)
1,722	DexKo Global, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	10/06/31	8.323	1,676,790
635	Pinnacle Buyer LLC(2)	(B, B2)	10/01/32	0.000	637,813
3,292	Pinnacle Buyer LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	10/01/32	6.234	3,308,333
					5,622,936
Electronics (1.9%)
1,498	Altar Bidco, Inc., 1 mo. USD Term SOFR + 5.600%(1)	(CCC+, Caa1)	02/01/30	9.108	1,456,927

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics (continued)
$4,956	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.350%(1)	(B, B1)	02/01/29	6.858	$4,969,885
1,796	Coherent Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	07/02/29	5.481	1,799,941
704	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	09/30/28	7.982	702,622
1,424	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%(1),(16)	(BB, Ba3)	09/22/31	5.927	1,431,575
1,224	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(5),(16)	(B, B3)	06/23/28	6.104	1,214,654
11,938	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/16/32	7.671	9,371,444
584	Trio Bidco, Inc.(2)	(B, B3)	10/29/32	0.000	579,735
5,529	Trio Bidco, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B3)	10/29/32	7.732	5,493,714
101	Watlow Electric Manufacturing Co.(2)	(B, B1)	06/17/33	0.000	101,023
959	Watlow Electric Manufacturing Co., 3 mo. USD Term SOFR + 2.750%(1)	(B, B1)	06/17/33	6.418	963,085
					28,084,605
Energy - Exploration & Production (1.0%)
373	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	01/30/32	5.667	373,153
10,807	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	01/31/33	5.370	10,779,542
2,315	CQP Holdco LP, 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	12/31/32	5.482	2,305,881
449	EMG Utica LLC, 3 mo. USD Term SOFR + 3.500%(1),(16)	(B+, B3)	04/01/30	7.232	450,716
186	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	05/19/33	5.641	186,457
17,231	PES Holdings LLC, 3.000% PIK(3),(4),(5),(8)	(NR, WR)	12/31/26	3.000	172,307
					14,268,056
Environmental (0.9%)
5,254	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	03/03/32	6.156	5,268,702
3,944	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	08/31/28	8.095	3,927,983
2,873	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	11/30/28	5.974	2,879,775
1,234	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(B+, B2)	02/22/31	5.916	1,225,523
					13,301,983
Food - Wholesale (1.8%)
6,750	AI Aqua Merger Sub, Inc.(1),(6),(7)	(B, B2)	07/05/33	0.000	7,788,847
4,223	Flamingo Group International Ltd., 6 mo. EURIBOR + 5.750%(1),(7)	(B, B3)	08/01/28	7.911	4,536,877
4,038	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	09/30/31	6.204	4,020,195
3,694	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	09/30/32	6.454	3,680,140
1,969	UTZ Quality Foods LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	01/29/32	6.231	1,971,923
6,252	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.950%(1)	(B-, Caa2)	12/31/29	7.682	4,553,277
4,279	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC-, Ca)	12/31/29	7.744	830,220
					27,381,479
Gaming (0.9%)
3,210	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/31	5.981	3,067,250
520	Flutter Financing BV, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	06/04/32	5.732	518,874
4,900	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	04/16/29	5.667	4,912,601
1,177	Pioneer Opco LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	05/16/33	6.999	1,185,154
3,393	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%(1)	(B, B1)	07/01/32	7.982	3,401,994
					13,085,873
Gas Distribution (0.3%)
4,140	ACI Rover Parent LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB, B2)	06/09/33	5.982	4,140,267
506	Meade Pipeline Co. LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	09/22/32	5.677	507,565
635	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB-, B2)	07/14/33	6.043	635,374
					5,283,206
Health Facilities (1.8%)
8,834	Hologic, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	04/07/33	5.995	8,698,133
786	Insulet Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	08/01/31	5.731	790,309
808	McKesson Medical-Surgical Top Holdings, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	06/09/32	5.982	809,889
5,070	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B+, B1)	08/20/32	7.731	5,033,064
682	Radnet Management, Inc.(1),(6)	(B+, B1)	04/18/31	0.000	682,049
5,607	Sharp Services LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	09/29/32	6.732	5,632,787
367	Western Dental Holdings LLC(2)	(NR, NR)	01/28/32	0.000	368,781

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (continued)
$2,266	Western Dental Holdings LLC, 3 mo. USD Term SOFR + 2.500%, 7.500% PIK(1),(8)	(NR, NR)	01/28/32	13.823	$2,277,469
1,870	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(B, B3)	02/08/28	9.088	1,859,738
					26,152,219
Health Services (2.2%)
83	ADMI Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	12/23/27	7.595	77,516
10,390	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	7.220	9,717,034
1,500	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	9.481	1,434,082
13,779	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	02/16/32	6.981	13,702,879
1,338	CHG Healthcare Services, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	09/29/31	6.731 - 6.823	1,338,798
2,138	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	07/26/31	5.731	2,139,759
1,735	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B3)	11/03/31	6.573	1,728,354
954	Therapy Brands Holdings LLC, 3 mo. USD Term SOFR + 4.000%(1),(5)	(CCC-, B3)	05/18/28	7.927	882,281
1,893	Women's Care Enterprises LLC, 1 mo. USD Term SOFR + 4.500%(1),(5)	(B-, B2)	01/15/28	8.331	1,849,681
					32,870,384
Hotels (1.3%)
747	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%, 0.000% PIK(1),(8)	(B-, Caa1)	03/11/30	11.282	730,137
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(1)	(B+, B2)	03/11/30	9.282	796,040
1,413	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	08/17/28	6.231	1,416,477
6,933	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	05/31/30	6.231	6,944,737
4,225	Four Seasons Hotels Ltd.(1),(6)	(NR, Ba2)	09/22/32	0.000	4,236,822
4,029	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba3)	05/20/30	5.481	4,031,311
933	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa3)	05/24/30	5.481	935,810
					19,091,334
Insurance Brokerage (3.7%)
6,101	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/30/32	6.481	5,945,025
2,731	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	09/19/31	6.231	2,723,043
182	AmWINS Group, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(B+, B1)	01/30/32	5.732	180,698
14,681	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.000%, 6 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	02/15/31	6.732 - 6.833	14,506,416
688	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1),(16)	(B+, B2)	01/08/32	6.670	682,396
10,719	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	06/20/30	5.982	10,736,166
138	Jones Deslauriers Insurance Management, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	02/02/33	6.823	135,070
5,814	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	07/02/31	6.731	5,710,461
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa2)	07/02/31	8.981	2,231,465
1,724	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	09/15/31	5.731	1,726,396
5,503	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/16/31	7.231	5,516,779
2,748	Trucordia Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%(1),(16)	(B-, B2)	06/17/32	6.982	2,445,510
1,958	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/06/31	6.482	1,931,109
					54,470,534
Investments & Misc. Financial Services (5.3%)
1,076	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	11/01/30	6.750	1,081,322
3,595	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1)	(CCC-, Caa2)	04/30/30	10.332	3,815,488
1,648	Altisource Solutions SARL(5),(9),(16)	(NR, NR)	04/30/30	0.000	0
1,661	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1),(5),(16)	(B, B3)	02/19/29	10.332	1,669,281
5,240	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	12/29/31	7.252	4,934,495
4,942	Ascensus Group Holdings, Inc.(1),(6)	(B-, B3)	11/25/32	0.000	4,847,596
8,340	CoreLogic, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	07/25/31	7.974	8,025,367
5,568	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	05/19/31	5.731	5,563,149
10,949	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/15/31	6.231	10,820,625
3,830	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	04/25/31	5.981	3,576,221
6,435	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.250% PIK(1),(8)	(CCC+, Caa2)	07/31/30	9.073	5,949,371

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$917	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	11/26/31	6.232	$899,806
2,875	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	02/03/32	6.408	2,867,751
710	Jupiter Borrower, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba1)	06/30/33	6.482	715,676
450	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	03/22/31	6.481	448,705
5,465	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B-, B2)	10/30/28	10.494	4,735,183
74	Secretariat Advisors LLC(2)	(B-, B3)	02/28/32	0.000	71,367
607	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	02/28/32	7.732	584,942
10,015	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/31/31	6.231	9,959,495
8,337	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	06/21/31	6.231	8,344,590
					78,910,430
Machinery (2.4%)
142	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	02/07/29	7.014	142,604
4,309	A.B. Boyd Co., 1 mo. USD Term SOFR + 4.500%(1),(16)	(B, B3)	11/14/31	8.231	4,157,774
2,916	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(1),(16)	(CCC, B2)	12/20/26	9.595	2,915,985
4,542	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.000%(1),(16)	(B-, B2)	08/30/30	8.731	4,581,565
3,889	LSF12 Helix Parent LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/10/33	7.231	3,851,939
5,008	Madison IAQ LLC, 6 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	05/06/32	5.470	5,007,845
1,930	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	06/04/32	5.732	1,938,250
775	Nvent Electric PLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	01/30/32	6.397	778,992
4,784	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	10/15/32	6.231	4,797,970
2,082	Skyshield U.S. Bidco Ltd., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	06/30/33	6.370	2,085,977
2,265	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	08/23/32	6.240	2,275,111
2,754	Tulip Holdco DE LLC(1),(6)	(B, B2)	07/22/33	0.000	2,751,831
					35,285,843
Media - Diversified (1.1%)
9,322	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa1)	12/29/28	7.573	3,301,530
8,385	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 1.750%(1)	(BB+, NR)	09/30/31	5.482	8,399,035
5,083	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	12/15/28	7.331	4,907,024
3,116	Technicolor Creative Studios, 0.500% PIK(1),(3),(4),(7),(8),(9),(16)	(NR, NR)	08/06/33	0.500	0
3,394	Technicolor Creative Studios(7),(9),(16)	(NR, NR)	09/15/26	0.000	0
					16,607,589
Media Content (0.8%)
11,474	Discovery Global Holdings, Inc.(1),(6)	(BBB-, Baa3)	06/03/33	0.000	11,496,319

Medical Products (0.8%)
5,868	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1),(9),(16)	(CCC+, B2)	10/14/29	8.732	5,708,422
277	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, B2)	10/13/29	8.732	269,549
6,701	Medline Borrower LP, 1 mo. USD Term SOFR + 1.500%(1)	(BBB-, Ba1)	05/30/33	5.231	6,683,382
					12,661,353
Oil Field Equipment & Services (0.3%)
4,504	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.250%(1)	(BB, B1)	09/18/31	5.982	4,516,090

Packaging (3.7%)
4,174	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.250%(1)	(B-, Caa1)	10/08/30	9.073	3,926,293
1,415	Berlin Packaging LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	06/07/31	6.984	1,410,207
4,890	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/01/32	6.981	4,682,079
3,231	CoorsTek, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(NR, B1)	10/28/32	6.228	3,250,248
3,999	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.510%, 0.750% PIK(1),(8)	(B-, B3)	09/30/28	9.275	3,791,384
672	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK(1),(7),(8)	(B-, B3)	09/29/28	7.475	734,556
558	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(7),(8)	(CCC-, Ca)	12/29/28	9.475	31,040
3,514	Flint Group Topco Ltd., 1 mo. USD Term SOFR + 0.362%, 0.000% PIK(1),(5),(8)	(CCC-, Ca)	12/31/27	4.114	173,504

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging (continued)
$619	Logoplaste Parent SARL, 3 mo. USD Term SOFR + 4.200%(1),(5)	(B-, Caa1)	07/06/28	8.082	$588,476
6,050	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/15/30	7.152	6,012,495
2,996	Owens-Illinois, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	09/30/32	6.731	2,963,952
1,628	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	09/24/32	6.231	1,630,806
10,622	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	03/07/33	7.666 - 7.823	10,413,774
1,104	Ring Container Technologies Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/15/32	6.231	1,106,774
2,276	Sword Purchaser LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B+, B1)	04/11/33	7.731	2,197,899
7,202	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	04/14/31	6.981	6,926,040
3,036	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	03/03/31	6.981	2,752,759
2,636	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/15/28	7.482	2,482,576
					55,074,862
Personal & Household Products (0.9%)
5,811	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	12/21/28	5.981	5,826,966
288	Boots Group Bidco Ltd., 3 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	08/30/32	6.921	289,393
1,013	Energizer Holdings, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	03/19/32	5.667	1,014,412
1,630	Prestige Brands, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba2)	06/13/33	5.731	1,636,724
4,603	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	11.347	4,338,665
502	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1),(16)	(NR, NR)	06/29/28	11.348	501,037
26	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba1)	10/24/31	5.890	26,285
					13,633,482
Pharmaceuticals (0.7%)
7,169	Certara LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	06/26/31	6.481	7,173,280
3,432	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	10/31/32	5.397	3,436,676
					10,609,956
Rail (0.2%)
2,604	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	04/10/31	5.482	2,599,513

Real Estate Development & Management (0.5%)
7,766	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	05/31/28	6.981	7,806,946

Real Estate Investment Trusts (0.5%)
1,858	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	01/02/30	5.731	1,859,977
5,348	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	11/18/27	5.481	5,349,356
					7,209,333
Recreation & Travel (1.9%)
6,611	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	11/24/28	6.481	6,641,073
240	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	03/24/28	7.481	240,852
4,185	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	03/24/32	6.481	4,203,497
6,513	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	11/12/29	7.232	5,389,113
2,838	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/25/31	6.731	2,852,688
2,142	Peninsula Pacific Entertainment LLC, 6 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	10/01/32	8.596	2,154,517
2,437	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	12/04/31	5.731	2,426,144
4,337	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	05/01/31	5.731	4,307,126
					28,215,010
Restaurants (2.4%)
4,397	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	09/20/30	5.481	4,402,982
9,933	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	01/27/29	6.981	9,947,402
7,464	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	01/28/32	7.481	7,398,079
2,618	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/16/30	6.231	2,626,366
2,522	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	07/21/28	6.981	2,530,376
4,328	Raising Cane's Restaurants LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, B1)	11/03/32	5.731	4,318,863
14	Splat Super Holdco LLC(2)	(B, B3)	07/02/32	0.000	13,386
326	Splat Super Holdco LLC, 1 mo. USD Term SOFR + 5.000%(1)	(B, B3)	07/02/32	8.731	312,394

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Restaurants (continued)
$3,685	Tacala LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	01/31/31	6.731	$3,692,908
					35,242,756
Software - Services (15.6%)
1,495	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.000%(1)	(NR, B2)	12/22/31	6.732	1,502,893
6,739	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(1)	(B, B3)	08/02/29	9.345	5,795,830
3,126	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/03/28	7.823	2,211,510
5,403	Avalara, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B2)	03/26/32	6.232	5,106,445
1,508	BCPE Pequod Buyer, Inc.(1),(6)	(B, B3)	11/25/31	0.000	1,481,104
2,904	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.625%(1),(16)	(B+, B1)	03/07/31	9.292	2,929,352
3,415	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/31/31	6.481	3,194,302
5,767	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B1)	03/21/31	6.982	5,243,547
7,917	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B1)	08/13/32	6.982	7,112,868
332	CompoSecure Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	01/14/33	5.918	331,918
5,962	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	7.494	5,616,337
9,147	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(CCC+, B2)	10/16/28	7.595	5,829,620
558	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	11/05/32	5.481	557,320
4,332	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	10/09/31	6.988	3,984,729
2,030	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa2)	10/09/32	8.988	1,799,272
3,341	Dayforce, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	02/04/33	6.823	3,116,182
3,187	Dwyer Instruments, Inc.(1),(6)	(B, B2)	07/25/33	0.000	3,188,132
217	Dwyer Instruments, Inc.(1),(6)	(B, B2)	07/25/33	0.000	217,373
2,827	EAB Global, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/16/30	6.731	2,502,340
12,291	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(1)	(B-, B3)	08/14/28	9.232	11,753,112
6,789	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	07/07/31	5.981	6,489,531
827	Evertec Group LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	10/30/30	5.981	828,559
5,612	Finastra USA, Inc., 6 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/32	7.746	5,399,496
7,718	First Advantage Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	10/31/31	6.482	7,714,684
1,703	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(1),(5)	(CCC+, Caa2)	12/06/32	8.666	1,539,659
4,508	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/23/32	7.573	3,411,524
1,947	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%(1),(16)	(B+, B2)	11/12/30	6.620	1,915,184
8,079	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, Caa1)	05/02/29	8.673	2,556,357
9,796	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	02/01/29	8.223	5,702,623
4,112	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(1)	(B, B1)	02/01/29	9.823	3,992,692
5,735	Perforce Software, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	06/29/29	8.481	2,767,218
2,977	Polaris Newco LLC, 3 mo. EURIBOR + 4.000%(1),(7)	(CCC+, B3)	06/02/28	6.459	3,015,861
1,718	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%(1),(10)	(CCC+, B3)	06/02/28	8.981	2,005,326
3,922	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(1)	(CCC+, B3)	06/02/28	8.084	3,509,784
1,394	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	10/26/30	6.982	1,093,222
4,067	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, Caa1)	05/09/33	8.732	2,473,393
465	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B, B3)	06/28/30	5.982	393,695
11,447	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	04/24/28	6.994	10,977,687
2,656	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(1)	(CCC+, Caa3)	12/31/30	9.323	811,613
690	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(1)	(B, B3)	12/31/30	8.573	550,059
5,008	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	07/21/32	8.482	4,735,628
26	Shermco Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B3)	10/27/32	6.149	26,385
1,732	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	07/03/32	5.732	1,731,207
3,423	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B3)	07/14/28	9.095	1,749,660
601	SonarSource Financing LLC, 3 mo. USD Term SOFR + 4.000%(1),(16)	(B, B2)	12/19/30	7.729	576,724
6,126	Sovos Compliance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	08/13/29	6.981	5,884,995
11,413	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	03/05/27	7.345	10,832,651
2,575	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, Caa3)	12/22/27	8.423	1,728,375
2,227	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	08/31/28	7.982	2,190,523
4,861	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/18/29	6.732	4,763,376
12,077	UKG, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(B, B2)	02/10/31	6.073	11,610,973
1,025	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B, B2)	04/12/31	6.073	987,680
11,016	Wash Multifamily Parent, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	09/10/32	6.731	11,086,192
2,441	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/02/29	8.981	2,277,167
7,931	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB-, Ba2)	03/31/28	5.481	7,933,856
1,578	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	03/01/30	5.731	1,577,142
7,453	XPLOR T1 LLC, 3 mo. USD Term SOFR + 3.250%(1),(16)	(B-, B3)	12/01/32	6.907	6,949,755

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$7,835	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	02/28/30	5.481	$6,923,769
8,015	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(1),(16)	(B, B3)	02/14/32	7.231	7,493,886
					231,682,297
Specialty Retail (0.1%)
1,348	Chewy, Inc., 3 mo. USD Term SOFR + 1.750%(1),(16)	(BB, Ba2)	06/23/33	5.446	1,347,591

Support - Services (8.5%)
1,283	Albion Financing 3 SARL(1),(6)	(BB-, B1)	05/21/31	0.000	1,291,098
7,623	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	08/20/32	6.981	7,652,590
2,256	APi Group DE, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	05/16/33	5.481	2,262,775
3,629	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%(1),(7)	(B-, B3)	07/28/28	7.379	4,173,165
3,125	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B3)	12/11/30	6.981	3,093,665
2,843	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	12/29/32	7.231	2,815,463
262	BCPE HIPH Parent, Inc.(2)	(B-, B2)	07/05/33	0.000	263,878
2,476	BCPE HIPH Parent, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	07/05/33	7.734	2,498,042
3,729	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	07/09/32	5.664	3,738,991
2,321	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	11/03/31	5.749	2,323,993
8,415	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	07/19/30	9.484	8,252,001
10,000	Fugue Finance B.V., 3 mo. EURIBOR + 2.750%(1),(7)	(B, B2)	01/09/32	4.979	11,517,690
11,871	Gloves Buyer, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	05/21/32	7.483	11,903,079
173	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(1)	(CCC-, Caa2)	01/02/29	10.732	96,653
4,012	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(B, B2)	01/02/29	9.982	3,934,438
8,246	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC, Caa2)	08/10/29	8.494	4,602,838
3,071	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(CCC-, Caa3)	08/10/29	11.494	316,072
2,002	Lernen Bidco Ltd., 6 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/27/31	7.010	1,951,896
4,137	Nuvei Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	11/17/31	6.231	4,042,193
2,994	PG Investment Company 59 SARL, 3 mo. USD Term SOFR + 2.000%(1)	(B+, Ba3)	03/26/31	5.732	2,994,352
5,323	PODS LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/14/31	8.176	5,163,629
506	Prometric Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	06/25/32	7.481	506,954
1,388	Pye-Barker Fire & Safety LLC (2025 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 2.500%(1),(2)	(B, B2)	12/16/32	6.232	1,394,632
9,289	Pye-Barker Fire & Safety LLC (2025 Term Loan), 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/16/32	6.232	9,333,307
9,308	QXO, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	07/01/33	5.731	9,302,959
813	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, B1)	08/05/32	5.675	815,090
4,382	Speed Midco 3 SARL, 6 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	10/07/32	6.195	4,389,593
15,216	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB-, B2)	08/31/28	5.481	13,090,154
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1),(5)	(CCC, Caa3)	11/02/28	12.584	1,854,531
					125,575,721
Tech Hardware & Equipment (1.6%)
4,878	Ahead DB Holdings LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B1)	02/03/31	6.232	4,841,853
4,693	Coreweave Financing DDTL V LLC, 1 mo. USD Term SOFR + 4.500%(1),(2)	(NR, Ba2)	11/17/31	8.120 - 8.140	4,696,023
3,016	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/06/32	6.666	2,976,389
1,296	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/10/31	8.252	1,247,379
646	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/10/31	8.252	621,354
8,063	Gryphon Acquire Newco LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	09/13/32	6.414	8,087,803
831	Spectris PLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	12/06/32	6.482	836,209
					23,307,010
Telecom - Wireless (0.4%)
361	Dycom Investments, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	01/27/33	5.401	362,080
2,975	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B3)	11/12/27	6.994	2,080,320
3,304	NTI Buyer LLC, 3 mo. USD Term SOFR + 4.250%(1),(16)	(B+, B2)	07/01/33	7.897	3,254,931
					5,697,331
Telecom - Wireline Integrated & Services (1.8%)
4,624	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(CCC, Caa2)	10/31/27	8.753	3,061,311
3,087	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B3)	08/01/29	9.400	2,359,656

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services (continued)
$6,874	QTS Thunder Managing Issuer LLC, 3 mo. USD Term SOFR + 2.250%(1)	(NR, Baa3)	07/22/33	6.025	$6,787,888
8,279	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	7.041	7,509,908
6,661	Zacapa SARL, 3 mo. USD Term SOFR + 3.750%(1)	(B, B2)	03/22/29	7.482	6,677,046
					26,395,809
Theaters & Entertainment (2.0%)
8,001	Electronic Arts, Inc.(1),(6)	(BB, Ba3)	03/24/33	0.000	8,059,352
5,463	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	05/27/32	6.231	5,487,526
3,052	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	10/21/32	5.668	3,057,388
12,688	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	11/21/31	5.413	12,681,022
					29,285,288
Transport Infrastructure/Services (0.1%)
816	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	03/08/32	6.149	819,376

Transportation Infrastructure/Services (0.1%)
1,544	AIT Worldwide Logistics, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B1)	04/29/33	8.073	1,543,956
TOTAL BANK LOANS (Cost $1,340,502,698)					1,244,151,017

CORPORATE BONDS (4.0%)
Brokerage (0.2%)
2,909	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)(11)	(BB, Ba3)	07/15/32	6.875	2,954,999
316	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)(11)	(BB, Ba3)	03/01/31	7.875	329,350
					3,284,349
Building Materials (0.0%)
176	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $100.73)(11)	(B+, Ba2)	04/15/29	4.375	172,434

Chemicals (0.1%)
1,505	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(11),(12)	(CCC, B2)	05/15/28	4.750	1,344,985

Electronics (0.3%)
3,784	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(11)	(BB, Ba3)	05/15/29	4.750	3,687,648
389	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(11)	(BB-, Ba3)	06/15/29	4.000	382,341
					4,069,989
Energy - Exploration & Production (0.1%)
711	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)(11)	(BB, Ba2)	12/15/33	7.500	748,020

Health Facility (0.2%)
4,367	Western Dental Holdings LLC, Second Lien Convertible Notes(16)	(NR, NR)	04/28/34	0.000	3,013,530

Insurance Brokerage (0.4%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.69)(11)	(B+, B2)	04/15/28	6.750	1,206,465
4,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $104.25)(11)	(B-, B2)	03/15/30	8.500	4,183,217
					5,389,682
Investments & Misc. Financial Services (0.7%)
10,917	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.13)(11)	(CCC+, B3)	11/15/29	8.500	10,948,631

Media - Diversified (0.0%)
395	Tech 7 SAS Super Senior (3),(4),(7),(9),(16)	(NR, NR)	12/31/27	0.000	0
659	Tech 7 SAS Super Senior (3),(4),(7),(9),(16)	(NR, NR)	12/31/27	0.000	0
198	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(7),(9),(16)	(NR, NR)	12/31/27	0.000	0

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media - Diversified (continued)
$198	Technicolor Creative Studios SA (3),(4),(7),(9),(16)	(NR, NR)	12/31/27	0.000	$0
					0
Medical Products (0.1%)
931	Medline Borrower LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.31)(11)	(BB-, Ba2)	10/01/29	5.250	922,887

Packaging (0.3%)
3,972	Sword Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $104.13)(11)	(B+, B1)	04/15/33	8.250	4,066,768

Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00)(11)	(BB-, Ba3)	04/15/30	6.000	1,881,143

Software - Services (0.4%)
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)(11)	(B, B2)	02/01/31	6.875	800,097
5,191	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $100.00)(11)	(B-, Caa1)	12/15/28	7.125	4,252,032
1,415	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(11),(12)	(B, B1)	02/01/29	3.875	1,175,706
					6,227,835
Support - Services (0.6%)
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(7),(11)	(B, B3)	06/01/28	3.625	1,687,498
3,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(11)	(BBB-, Ba2)	01/15/28	4.000	2,956,644
1,923	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $104.50)(11)	(B-, B2)	08/01/31	9.000	1,899,867
611	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $106.00)(11)	(CCC, Caa2)	02/01/32	12.000	574,023
2,317	PODS LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $104.38)(11)	(B-, B3)	05/15/31	8.750	2,212,701
					9,330,733
Telecom - Wireless (0.2%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.22)(7),(11)	(B-, Caa1)	10/21/28	4.875	2,308,999

Telecom - Wireline Integrated & Services (0.0%)
450	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(11)	(CCC+, Caa1)	04/15/32	6.500	435,516

Theaters & Entertainment (0.2%)
1,264	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63)(11)	(BB, Ba3)	07/01/33	7.250	1,310,635
1,816	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38)(11)	(B, B3)	07/01/34	8.750	1,914,331
					3,224,966
Transport Infrastructure/Services (0.1%)
1,286	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $104.38)(11)	(B-, Caa1)	04/30/34	8.750	1,277,781
TOTAL CORPORATE BONDS (Cost $59,129,276)					58,648,248

ASSET BACKED SECURITIES (3.0%)
Collateralized Debt Obligations (3.0%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%(1),(11)	(NR, NR)	01/19/38	6.629	3,518,911
1,000	Benefit Street Partners CLO XXII Ltd., 2020-22A, Rule 144A, 3 mo. USD Term SOFR + 4.900%(1),(11)	(BB-, NR)	04/20/35	8.629	1,000,050
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(B, NR)	04/20/31	9.391	1,509,256

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$7,000	Canyon CLO Ltd., 2026-1A, Rule 144A, 3 mo. USD Term SOFR + 1.200%(1),(11)	(NR, Aaa)	04/15/39	4.934	$7,000,385
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(11)	(NR, A3)	04/20/31	6.741	4,003,300
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(BBB-, NR)	07/17/34	7.211	1,746,613
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(11)	(BBB-, NR)	04/15/34	8.213	3,428,875
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%(1),(11)	(BB-, NR)	04/22/33	10.915	1,976,899
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%(1),(11)	(BBB-, NR)	04/17/34	7.250	3,391,389
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(11)	(NR, B1)	07/15/31	10.165	2,460,612
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(11)	(NR, Ba1)	01/22/35	9.745	5,122,513
3,000	Trestles CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.460%(1),(11)	(NR, Aaa)	07/25/37	5.127	3,000,150
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(11)	(NR, Ba1)	07/19/34	9.061	2,841,591
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(11)	(A, NR)	07/14/31	7.352	3,006,962
TOTAL ASSET BACKED SECURITIES (Cost $45,102,913)					44,007,506

Shares
COMMON STOCKS (4.6%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.(4)				1,866,480

Chemicals (0.5%)
309,150,260	Ascend Performance Litigation Trust Interest, Class A(4),(9),(16)				154,575
623,086,519	Ascend Performance Litigation Trust Interest, Class C(4),(9),(16)				62,309
68,450	Ascend Performance Materials Operations LLC(4)				68,450
529,264	Proppants Holdings LLC(5),(9),(16)				56,261
95,811	SK Mohawk Holdings, SCS(4)				862,299
191,054	Utex Industries				5,763,430
					6,967,324
Electrical Equipment (3.4%)
1,104,259	DPC Holdings PLC(4)				50,354,210

Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(4),(5),(9),(16)				9,263

Health Facility (0.0%)
19,007	Western Dental Holdings LLC(4),(16)				190

Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.(4)				1,671,027

Investments & Misc. Financial Services (0.1%)
239,703	Altisource Portfolio Solutions SA(4)				1,335,146
68,579	Resolute Topco, Inc.(4)				160,029
					1,495,175
Packaging (0.2%)
2,646,421	Campfire Topco Ltd.(4),(7),(9),(16)				0
688,484	Ocelot Acquisition LLC(4)				2,581,814
					2,581,814
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(4)				1,675,748
196,189	Serta Simmons Bedding Equipment Co.(4),(9),(16)				0
					1,675,748

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(4)	$6,245

Private Placement (0.0%)
69,511,940	Technicolor Creative Studios SA(4),(9),(13),(16)	0

Professional Services (0.0%)
3,935	Skillsoft Corp.(4)	27,939

Real Estate Management & Development (0.0%)
6,555	Altisource Portfolio Solutions SA(4),(12)	36,511

Software - Services (0.0%)
34,879	New Blackboard LLC(4)	52,319

Telecom - Wireless (0.0%)
100,438	Stonepeak Falcon Holdings LP(4)	156,934

Telecom - Wireline Integrated & Services (0.1%)
76,309	Luxco Co. Ltd.(4),(7)	1,483,115
TOTAL COMMON STOCKS (Cost $48,223,759)		68,384,294

PREFERRED STOCK (0.0%)
Software - Services (0.0%)
19,108	New Blackboard LLC(4) (Cost $200,634)	191,080

WARRANTS (0.0%)
Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL(4)	18,169
52,650	Altisource Solutions SARL(4)	13,147
		31,316
Specialty Retail (0.0%)
328	Stretch U.K. Topco Ltd., expires 05/20/2033(4),(16)	3
TOTAL WARRANTS (Cost $1,056)		31,319

SHORT-TERM INVESTMENTS (6.3%)
91,172,530	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62%(14)	91,172,530
2,495,385	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(14),(15)	2,495,385
TOTAL SHORT-TERM INVESTMENTS (Cost $93,667,915)		93,667,915

TOTAL INVESTMENTS AT VALUE (101.9%) (Cost $1,586,828,251)		1,509,081,379

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%)		(28,246,512)

NET ASSETS (100.0%)		$1,480,834,867

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2026. The rate may be subject to a cap and floor.
(2)	All or a portion is an unfunded loan commitment.
(3)	Bond is currently in default.
(4)	Non-income producing security.
(5)	Illiquid security.
(6)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement.
(7)	This security is denominated in Euro.
(8)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(10)	This security is denominated in British Pound.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to a value of $99,642,224 or 6.7% of net assets.
(12)	Security or portion thereof is out on loan.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as of July 31, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	12,500,000	USD	14,381,672	09/24/26	JPMorgan Chase	$14,381,672	$14,410,909	$29,237
GBP	7,499,354	USD	10,053,280	10/07/26	Barclays Bank PLC	10,053,280	10,092,112	38,832
GBP	15,699,823	USD	21,079,772	10/07/26	JPMorgan Chase	21,079,772	21,127,736	47,964
USD	11,969	CAD	16,673	10/07/26	Barclays Bank PLC	(11,969)	(11,918)	51
USD	234,879	CAD	323,310	10/07/26	Deutsche Bank AG	(234,879)	(231,116)	3,763
USD	55,888,311	EUR	46,708,118	09/24/26	Deutsche Bank AG	(55,888,311)	(53,848,517)	2,039,794
USD	2,559,015	EUR	2,164,595	10/07/26	Barclays Bank PLC	(2,559,015)	(2,496,781)	62,234
USD	24,152,751	EUR	20,495,078	10/07/26	Deutsche Bank AG	(24,152,751)	(23,640,332)	512,419
Total Unrealized Appreciation								$2,734,294

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	75,329	USD	54,999	10/07/26	Barclays Bank PLC	$54,999	$53,848	$(1,151)
CAD	88,888	USD	64,680	10/07/26	Deutsche Bank AG	64,680	63,540	(1,140)
CAD	25,110	USD	18,542	10/07/26	JPMorgan Chase	18,542	17,949	(593)
CAD	50,219	USD	36,815	10/07/26	Morgan Stanley	36,815	35,899	(916)
EUR	2,500,000	USD	2,967,318	09/24/26	Barclays Bank PLC	2,967,318	2,882,181	(85,137)
EUR	8,870,526	USD	10,556,193	09/24/26	Deutsche Bank AG	10,556,193	10,226,587	(329,606)
EUR	1,490,000	USD	1,771,484	09/24/26	Morgan Stanley	1,771,484	1,717,780	(53,704)
USD	10,535,001	GBP	7,879,729	10/07/26	Barclays Bank PLC	(10,535,001)	(10,603,996)	(68,995)
USD	3,200,528	GBP	2,414,827	10/07/26	Deutsche Bank AG	(3,200,528)	(3,249,705)	(49,177)
USD	3,347,010	GBP	2,531,921	10/07/26	JPMorgan Chase	(3,347,010)	(3,407,284)	(60,274)
USD	15,938,913	GBP	11,867,708	10/07/26	Morgan Stanley	(15,938,913)	(15,970,740)	(31,827)
Total Unrealized Depreciation								$(682,520)

Total Net Unrealized Appreciation/(Depreciation)								$2,051,774

Currency Abbreviations:

CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
USD = United States Dollar

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Bank Loans	$—	$1,178,163,602	$65,987,415	$1,244,151,017
Corporate Bonds	—	55,634,718	3,013,530	58,648,248
Asset Backed Securities	—	44,007,506	—	44,007,506
Common Stocks	51,753,806	16,347,890	282,598	68,384,294
Preferred Stock	—	191,080	—	191,080
Warrants	31,316	—	3	31,319
Short-term Investments	93,667,915	—	—	93,667,915
	$145,453,037	$1,294,344,796	$69,283,546	$1,509,081,379
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,734,294	$—	$2,734,294

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$682,520	$—	$682,520

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$98,732,072	$151,383	$19,847	$0	$98,903,302
Accrued discounts (premiums)	687,969	-	-	-	687,969
Purchases	33,235,818	2,739,668	1,043,810	3	37,019,299
Sales	(45,028,221)	(1,858)	(15,617,415)	-	(60,647,494)
Realized gain (loss)	(15,967,879)	(5,935)	15,617,416	(68,804)	(425,202)
Change in unrealized appreciation (depreciation)	14,283,500	130,272	(781,060)	68,804	13,701,516
Transfers into Level 3	17,348,241	-	-	-	17,348,241
Transfers out of Level 3	(37,304,085)	-	-	-	(37,304,085)
Balance as of July 31, 2026	$65,987,415	$3,013,530	$282,598	$3	$69,283,546

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2026	$1,004,747	$277,664	$(781,060)	$-	$501,351

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value
Asset Class	At July 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$5,708,421	Income Approach	Expected Remaining Distribution	$0.97 (0.97)
	60,278,994	Vendor Pricing	Single Broker Quote	0.57 – 1.01 (0.96)
Corporate Bonds	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	3,013,530	Vendor Pricing	Single Broker Quote	0.69 (0.69)
Common Stocks	282,408	Income Approach	Expected Remaining Distribution	0.00 – 0.11 (0.02)
	190	Vendor Pricing	Single Broker Quote	0.01 (0.01)
Warrants	3	Vendor Pricing	Single Broker Quote	0.01 (0.01)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

During the period ended July 31, 2026, $17,348,241 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $37,304,085 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (49.9%)
Aerospace & Defense (2.4%)
$2,386	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $103.38)(1)	(BB, Ba2)	03/15/29	6.750	$2,439,532
4,294	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.63)(1)	(BB-, B2)	08/01/32	7.250	4,410,823
3,525	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $103.38)(1)	(BB-, Ba3)	06/15/33	6.750	3,634,698
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ $103.63)(1)	(BB-, Ba3)	07/01/31	7.250	1,042,806
5,364	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.19)(1)	(BB-, Ba2)	06/15/33	6.375	5,422,462
2,445	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $102.94)(1)	(BB-, Ba3)	11/01/33	5.875	2,396,336
7,177	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ $103.19)(1)	(B, B3)	05/31/33	6.375	7,181,287
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $103.31)(1)	(BB-, Ba3)	03/01/32	6.625	763,497
					27,291,441
Air Transportation (0.1%)
325	American Airlines, Inc./AAdvantage Loyalty IP Ltd., Rule 144A, Senior Secured Notes (1)	(NR, Ba2)	04/20/29	5.750	323,140
569	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $100.00)	(BB+, Ba2)	03/01/31	5.375	562,259
					885,399
Auto Parts & Equipment (1.3%)
893	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.50)(1)	(BB, Ba3)	08/01/30	7.000	916,020
1,012	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.69)(1)	(BB, Ba3)	08/01/33	7.375	1,044,574
4,981	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $102.88)(1)	(BB-, Ba3)	10/15/29	5.750	4,983,984
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $104.00)(1)	(B+, B2)	05/15/32	8.000	892,670
271	Dorman Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/29 @ $103.13)(1)	(BB-, Ba3)	06/15/34	6.250	272,111
4,255	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $103.88)(1)	(B+, B1)	05/31/32	7.750	4,425,596
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $103.38)(1)	(BB+, Baa3)	04/15/29	6.750	3,077,785
					15,612,740
Brokerage (0.7%)
6,844	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)(1)	(BB, Ba3)	07/15/32	6.875	6,952,222
1,486	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)(1)	(BB, Ba3)	03/01/31	7.875	1,548,776
					8,500,998
Building & Construction (0.4%)
2,723	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.81)(1)	(BB-, Ba2)	02/01/34	5.625	2,635,878
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $103.19)(1)	(BB, Ba3)	03/01/32	6.375	609,825
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $103.38)(1)	(B+, B2)	03/01/33	6.750	1,018,913
					4,264,616
Building Materials (1.6%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $101.59)(1)	(BB-, Ba2)	06/15/30	6.375	760,265
617	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.69)(1)	(BB-, Ba2)	03/01/34	5.375	599,096
1,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $100.73)(1)	(B+, Ba2)	04/15/29	4.375	1,769,408
1,457	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.44)(1)	(B+, Ba2)	08/15/32	6.875	1,503,592

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (continued)
$1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1),(2)	(CCC+, Caa1)	08/01/28	8.750	$693,454
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1)	(CCC-, Caa3)	01/15/29	6.125	142,266
3,003	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $104.75)(1)	(CCC+, Caa1)	08/15/29	9.500	1,557,493
1,795	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	1,792,547
2,153	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	2,160,643
2,453	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.50)(1)	(BB, B1)	07/15/32	7.000	2,456,066
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $103.38)(1)	(B+, B2)	04/01/32	6.750	4,103,726
1,353	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $103.69)(1)	(CCC+, Caa2)	11/15/30	7.375	1,363,835
					18,902,391
Cable & Satellite TV (0.5%)
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $102.44)(1)	(BB-, Ba3)	07/15/31	4.875	1,436,962
4,000	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $100.00)(1)	(BB-, B1)	03/01/28	5.500	3,956,308
293	VZ Secured Financing BV, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $102.50)(1)	(B+, B1)	01/15/32	5.000	240,613
					5,633,883
Chemicals (0.9%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $101.78)(1)	(BB-, Ba3)	08/01/30	7.125	481,152
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $103.13)(1)	(BB-, Ba3)	11/01/31	6.250	604,906
1,400	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Rule 144A, Senior Secured Notes (Callable 06/15/29 @ $103.56)(1)	(B, B2)	06/15/33	7.125	1,409,197
3,044	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1)	(BB+, B1)	09/01/28	3.875	2,995,177
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $100.00)(1)	(BB, Ba2)	03/15/32	6.250	1,587,371
1,568	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1),(2)	(CCC+, Caa2)	03/15/29	4.625	965,090
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $103.69)(1)	(B-, B2)	03/01/31	7.375	371,084
1,600	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.50)(1)	(B-, B2)	08/01/33	7.000	1,534,061
					9,948,038
Diversified Capital Goods (1.0%)
3,459	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $102.13)(1),(2)	(BB+, Ba2)	06/01/31	4.250	3,280,843
2,903	Dexko Global, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/28 @ $103.75)(1),(2)	(CCC, Caa2)	04/15/32	7.500	2,418,658
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $103.31)(1)	(BB+, Ba3)	01/15/32	6.625	1,013,503
4,237	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $103.88)(1)	(B+, NR)	07/15/30	7.750	4,365,457
					11,078,461
Electric - Generation (0.1%)
564	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/29 @ $102.94)(1)	(BB, Ba2)	05/15/34	5.875	554,043
565	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/31 @ $103.06)(1)	(BB, Ba2)	05/15/36	6.125	558,087
					1,112,130

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics (1.1%)
$1,796	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $103.25)(1)	(B-, B2)	12/01/29	6.500	$1,731,311
7,303	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1)	(BB, Ba3)	05/15/29	4.750	7,117,043
1,232	Sensata Technologies BV, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.94)(1)	(BB+, Ba2)	09/01/30	5.875	1,234,241
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,536,742
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB-, Ba3)	06/15/29	4.000	982,883
					12,602,220
Energy - Exploration & Production (3.0%)
7,762	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.19)(1)	(BB, B1)	04/15/30	4.750	7,444,366
3,765	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.94)(1)	(BB, B1)	03/01/34	5.875	3,655,305
2,250	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $102.75)(1)	(BB, Ba2)	06/15/31	5.500	2,189,673
6,770	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)(1)	(BB, Ba2)	12/15/33	7.500	7,122,500
2,178	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.25)(1)	(BB-, B1)	04/15/32	6.500	2,173,610
3,054	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $103.94)(1)	(B+, B1)	10/15/33	7.875	3,058,712
7,995	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $104.38)(1)	(BB, B1)	07/01/31	8.750	8,349,513
1,089	Talos Production, Inc., Rule 144A, Secured Notes (Callable 07/15/29 @ $104.00)(1)	(B+, B3)	07/15/34	8.000	1,100,448
					35,094,127
Environmental (0.7%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $103.19)(1)	(BB+, Ba2)	02/01/31	6.375	141,663
560	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ $102.88)(1)	(BB+, Ba2)	10/15/33	5.750	557,606
2,218	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $102.81)(1)	(BB, Ba3)	07/01/31	5.625	2,155,652
1,789	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes, PIK (Callable 07/01/28 @ $106.00)(1),(3)	(B-, B3)	07/01/32	12.000	1,900,241
1,867	Reworld Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.22)(1)	(B-, Caa1)	12/01/29	4.875	1,773,292
1,177	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $103.50)(1)	(B-, Caa1u)	02/01/33	7.000	1,195,818
					7,724,272
Food - Wholesale (1.1%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB+, Ba2)	04/15/27	5.250	942,565
953	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes (Callable 07/15/28 @ $103.00)(1)	(BB-, B1)	08/01/32	6.000	931,950
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $103.06)(1)	(BB, B1)	09/15/32	6.125	1,405,912
3,200	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81)(1)	(BB, B1)	03/01/34	5.625	3,105,887
3,982	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $103.25)(1)	(B+, B2)	03/15/36	6.500	3,886,214
749	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ $103.13)(1)	(B+, B2)	10/15/34	6.250	728,693
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ $103.63)(1)	(BB+, Ba2)	01/15/32	7.250	707,472
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $102.88)(1)	(BB+, Ba2)	04/15/33	5.750	1,238,203
					12,946,896

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (1.2%)
$1,862	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $102.88)(1)	(BB+, Ba1)	01/15/33	5.750	$1,797,356
2,003	Flutter Treasury DAC, Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $102.94)(1)	(BBB-, Ba1)	06/04/31	5.875	1,974,070
2,597	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(BB-, B2)	10/01/33	6.250	2,552,838
1,413	Penn Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.38)(1)	(B, B3)	04/01/31	6.750	1,418,882
1,579	Pioneer Opco LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $103.50)(1)	(B, B2)	05/15/33	7.000	1,595,280
315	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $104.63)(1)	(B, B1)	07/01/32	9.250	334,860
3,886	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ $100.00)(1)	(BB-, B1)	05/15/27	5.250	3,886,136
					13,559,422
Gas Distribution (0.7%)
1,280	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/30/26 @ $104.44)	(B+, B2)	04/15/30	8.875	1,336,881
456	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.75)(1)	(BBB-, Ba1)	10/15/30	5.500	456,046
291	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $100.00)(1)	(BB, Ba2)	05/15/30	4.800	283,586
1,610	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1)	(B+, B1)	01/15/28	5.500	1,609,000
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $103.00)(1)	(B+, B1)	12/31/30	6.000	1,855,982
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $103.69)(1)	(B+, B1)	02/15/29	7.375	2,990,737
					8,532,232
Health Facilities (0.6%)
4,300	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ $103.25)(1)	(B+, B1)	04/01/33	6.500	4,358,683
1,358	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.63)(1)	(CCC+, Caa2)	04/15/32	7.250	1,364,299
643	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $102.75)(1)	(BB+, Ba2)	11/15/32	5.500	633,159
832	Western Dental Holdings LLC, Second Lien Convertible Notes(17)	(NR, NR)	04/28/34	0.000	573,797
					6,929,938
Health Services (1.5%)
4,985	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $103.25)(1)	(BB-, B1)	01/15/31	6.500	4,987,811
5,667	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB-, B1)	04/15/29	4.000	5,445,157
2,995	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $101.63)(1)	(CCC, Caa2)	02/15/30	6.500	2,892,718
4,608	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $101.34)(1)	(BB, Ba2)	02/15/30	5.375	4,510,049
					17,835,735
Hotels (0.4%)
597	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.25)(1)	(BB, Ba3)	06/15/33	6.500	607,372
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $103.25)(1)	(BB, Ba3)	04/01/32	6.500	466,167
2,974	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $102.88)(1)	(BB, Ba3)	03/15/34	5.750	2,913,359
563	Wyndham Hotels & Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81)(1)	(BB-, Ba2)	03/01/33	5.625	548,305
					4,535,203

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (1.7%)
$6,789	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.69)(1)	(B+, B2)	04/15/28	6.750	$6,825,579
868	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ $103.25)(1)	(B+, B2)	10/01/31	6.500	868,272
3,255	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.88)(1)	(B-, B3)	02/15/31	7.750	3,306,910
2,250	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $104.44)(1)	(CCC, Caa2)	02/15/32	8.875	2,240,649
1,551	CRC Insurance Group LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56)(1)	(B, B2)	06/01/31	7.125	1,548,536
1,502	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $104.25)(1)	(B-, B2)	03/15/30	8.500	1,551,405
1,963	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $103.44)(1)	(CCC, Caa2)	10/01/33	6.875	1,858,387
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.09)(1)	(BB-, Ba3)	02/01/30	4.375	625,442
1,127	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ $102.94)(1)	(BB-, Ba3)	08/01/32	5.875	1,112,133
					19,937,313
Investments & Misc. Financial Services (2.2%)
9,407	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.13)(1)	(CCC+, B3)	11/15/29	8.500	9,434,256
600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $103.25)	(BB+, Ba1)	05/15/32	6.500	606,464
940	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $100.00)(1)	(B-, Caa1)	04/15/29	5.250	895,744
1,593	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)(1)	(B, B2)	09/15/31	6.750	1,584,079
3,843	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1)	(B, B2)	06/15/29	4.000	3,366,798
4,438	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75)(1)	(B+, B1)	06/15/31	7.500	4,605,233
4,526	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.31)(1)	(BB, Ba2)	04/01/33	6.625	4,535,129
					25,027,703
Machinery (1.7%)
2,000	Columbus McKinnon Corp., Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.56)(1)	(B, Ba3)	02/01/33	7.125	2,016,650
3,306	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.06)(1)	(BB-, Ba3)	06/01/33	6.125	3,319,978
5,286	Griffon Corp., Global Company Guaranteed Notes (Callable 08/30/26 @ $100.00)	(B+, B1)	03/01/28	5.750	5,283,732
6,744	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.56)(1)	(B, B2)	02/01/33	7.125	6,619,549
735	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $103.94)(1)	(B, B3)	12/01/30	7.875	768,570
1,301	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 07/15/29 @ $103.50)(1)	(B, B3)	07/15/34	7.000	1,313,326
					19,321,805
Media - Diversified (0.0%)
50	Tech 7 SAS Super Senior (4),(5),(7),(17)	(NR, NR)	12/31/27	0.000	0
84	Tech 7 SAS Super Senior (4),(5),(7),(17)	(NR, NR)	12/31/27	0.000	0
25	Tech 7 SAS Technicolor Creative Studios Super Senior (4),(5),(7),(17)	(NR, NR)	12/31/27	0.000	0
25	Technicolor Creative Studios SA (4),(5),(7),(17)	(NR, NR)	12/31/27	0.000	0
					0
Media Content (0.1%)
839	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $101.94)(1)	(BB+, Ba3)	09/01/31	3.875	757,456

Medical Products (0.3%)
2,209	Medline Borrower LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.31)(1)	(BB-, Ba2)	10/01/29	5.250	2,189,751

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Medical Products (continued)
$768	Teleflex, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/29 @ $102.94)(1)	(BB, Ba2)	01/15/32	5.875	$763,300
					2,953,051
Metals & Mining - Excluding Steel (2.1%)
4,382	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $103.38)(1)	(BB-, B1)	03/31/33	6.750	4,407,775
648	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB-, Ba3)	06/15/28	5.625	646,462
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.19)(1)	(BB-, Ba3)	08/15/32	6.375	2,017,874
7,269	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.63)(1)	(B+, B1)	02/15/30	6.500	7,279,009
1,393	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $104.31)(1)	(B, NR)	06/01/31	8.625	1,450,899
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $103.63)(1)	(B, NR)	02/15/34	7.250	509,696
2,934	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/31 @ $103.19)(1)	(B, NR)	02/15/36	6.375	2,840,843
3,095	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.25)(1)	(BB-, B2)	06/01/31	4.500	2,927,788
2,067	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.94)(1)	(BB-, B2)	03/01/34	5.875	2,019,553
523	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.58)(1)	(BB, B1)	01/30/30	4.750	503,040
					24,602,939
Oil Field Equipment & Services (0.4%)
1,686	Kraken Oil & Gas Partners LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/28 @ $103.56)(1)	(B+, B3)	05/15/31	7.125	1,663,821
1,361	Oceaneering International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/29 @ $103.44)(1)	(BB, Ba3)	07/15/34	6.875	1,393,111
1,116	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(B+, B1)	10/01/33	6.250	1,099,171
					4,156,103
Oil Refining & Marketing (0.7%)
1,807	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $104.13)(1)	(BB-, B1)	01/15/32	8.250	1,884,856
427	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $102.81)(1)	(BB+, Ba1)	07/15/34	5.625	413,071
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $103.63)(1)	(BB+, Ba1)	05/01/32	7.250	722,396
3,051	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $103.13)(1)	(BB+, Ba1)	07/01/33	6.250	3,060,165
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 08/10/26 @ $101.13)	(BB+, Ba1)	04/30/30	4.500	1,317,371
925	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	946,277
					8,344,136
Packaging (2.7%)
1,219	Canpack Group, Inc./CANPACK SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $103.00)(1)	(BB, NR)	05/15/31	6.000	1,212,985
4,029	Cascades, Inc./Cascades USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1)	(BB-, Ba3)	01/15/28	5.375	4,018,432
2,436	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.38)(1)	(BB-, Ba3)	07/15/30	6.750	2,476,438
2,160	Crown Americas LLC, Global Company Guaranteed Notes (Callable 06/01/28 @ $102.94)	(BB+, Ba2)	06/01/33	5.875	2,157,125
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $104.63)(1)	(CCC+, Caa2)	04/15/30	9.250	3,549,950
3,407	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)(1)	(B, B2)	04/15/30	7.875	3,477,269
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $103.63)(1),(2)	(B+, B3)	05/15/31	7.250	329,925

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging (continued)
$3,122	Sword Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $104.13)(1)	(B+, B1)	04/15/33	8.250	$3,196,488
2,928	Sword Purchaser LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ $105.25)(1)	(B, B3)	04/15/34	10.500	3,028,721
1,258	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $104.75)(1)	(B-, B3)	05/15/30	9.500	1,137,197
6,635	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	6,500,146
					31,084,676
Personal & Household Products (1.2%)
4,791	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $102.81)(1)	(BB, Ba3)	12/01/33	5.625	4,704,301
5,901	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.00)(1),(2)	(B, B2)	09/15/33	6.000	5,599,136
546	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $103.13)(1)	(BB-, B1)	07/15/34	6.250	548,192
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.88)(1)	(BB-, B1)	04/01/31	3.750	320,997
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ $101.94)(1)	(BB, Ba3)	10/15/31	3.875	2,575,519
400	Whirlpool Corp., Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $103.75)(1)	(BB+, Ba1)	07/01/31	7.500	397,536
					14,145,681
Rail (0.5%)
4,061	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.13)(1)	(BB, Ba3)	04/15/32	6.250	4,089,593
2,124	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $103.56)(1)	(B, B3)	08/01/32	7.125	2,178,897
					6,268,490
Real Estate Investment Trusts (0.4%)
2,614	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $100.00)(1)	(BB-, Ba3)	01/15/31	5.750	2,577,654
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ $100.00)(1)	(BB-, Ba3)	10/15/30	6.500	1,857,411
					4,435,065
Recreation & Travel (2.7%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $100.00)(1)	(B, B1)	05/15/29	4.750	3,630,737
8,361	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1),(2)	(CCC-, Caa3)	11/15/27	6.625	7,936,402
3,614	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $103.63)(1),(2)	(B, Caa1)	05/15/31	7.250	3,546,790
724	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/15/26 @ $100.88)	(B, Caa1)	07/15/29	5.250	693,500
3,461	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $104.31)(1)	(B, Caa1)	01/15/32	8.625	3,503,390
7,971	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $100.00)(1)	(BB+, B1)	11/01/27	4.875	7,929,904
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.25)(1)	(BB-, Ba3)	05/15/32	6.500	4,503,325
					31,744,048
Restaurants (0.3%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $103.06)(1)	(BBB-, Ba2)	06/15/29	6.125	1,010,942
2,596	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.97)(1)	(B+, B2)	09/15/29	3.875	2,440,343
					3,451,285

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (3.5%)
$2,246	AmeriTex Holdco Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.81)(1)	(B, B2)	08/15/33	7.625	$2,314,379
2,692	Carrix, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/29 @ $103.06)(1)	(NR, Ba1)	08/01/33	6.125	2,687,227
4,793	Cloud Software Group LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.31)(1)	(B, B1)	08/15/33	6.625	4,182,805
1,286	CompoSecure Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $102.81)(1)	(B+, B1)	02/01/33	5.625	1,237,001
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $100.00)(1)	(BB, Ba2)	07/15/29	4.125	1,572,158
3,605	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.31)(1)	(BB+, Ba3)	05/15/32	6.625	3,628,349
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1)	(BB, Ba3)	02/15/28	3.875	948,209
2,315	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.97)(1)	(BB, Ba3)	12/01/29	3.875	2,130,366
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $101.38)(1)	(BB, Ba3)	02/15/30	4.125	1,387,248
2,884	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $102.06)(1)	(BB, Ba3)	12/01/31	4.125	2,545,933
1,659	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)(1)	(B, B2)	02/01/31	6.875	1,624,678
10,573	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $100.00)(1)	(B-, Caa1)	12/15/28	7.125	8,660,516
4,502	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.25)(1)	(B, B1)	03/15/33	6.500	4,477,321
3,593	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1),(2)	(B, B1)	02/01/29	3.875	2,985,378
					40,381,568
Specialty Retail (1.1%)
2,810	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $103.00)(1),(3)	(B+, Caa1)	07/15/33	10.000	3,018,889
3,214	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.67)(1)	(BB+, Ba2)	08/15/28	4.000	3,109,985
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $103.19)(1)	(BB+, Ba2)	01/15/30	6.375	2,010,800
3,414	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $104.13)(1)	(BB-, B2)	08/01/31	8.250	3,558,757
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $102.19)(1)	(BB+, Ba2)	01/15/31	4.375	899,923
677	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $102.44)(1)	(BB-, B1)	11/15/31	4.875	647,005
					13,245,359
Steel Producers/Products (0.3%)
1,827	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.81)(1)	(BB+, Ba1)	03/01/34	5.625	1,803,134
1,797	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $102.88)(1)	(BB+, Ba2)	11/15/33	5.750	1,765,242
					3,568,376
Support - Services (4.2%)
4,168	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.00)(1)	(BB, Ba2)	08/01/33	6.000	4,142,434
3,221	Albion Financing 1 SARL / Aggreko Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/21/27 @ $103.50)(1)	(BB-, B1)	05/21/30	7.000	3,283,069
739	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.94)(1)	(B, B3)	02/15/31	7.875	767,806
5,302	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.44)(1)	(B, B3)	06/15/30	6.875	5,419,545
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1),(4)	(B, B3)	06/01/28	3.625	1,082,936
7,157	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	7,053,566
1,725	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $104.50)(1)	(B-, B2)	08/01/31	9.000	1,704,248

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (continued)
$1,918	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $106.00)(1)	(CCC, Caa2)	02/01/32	12.000	$1,801,924
4,438	Everforth, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB, Ba3)	05/15/28	4.625	4,241,196
1,179	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,217,184
2,107	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $103.00)(1)	(BB-, Ba3)	03/15/34	6.000	2,067,448
5,374	PODS LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $104.38)(1)	(B-, B3)	05/15/31	8.750	5,132,092
1,057	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $103.25)(1)	(BB-, B2)	07/15/31	6.500	1,060,645
1,354	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $103.44)(1)	(BB-, B2)	07/15/34	6.875	1,356,948
3,590	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $103.38)(1)	(BB+, Ba2)	04/30/32	6.750	3,670,707
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.19)(1)	(BB, Ba3)	03/15/33	6.375	448,885
2,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $103.31)(1)	(BB-, B2)	06/15/29	6.625	2,254,046
2,167	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/26 @ $101.25)(1),(2)	(B, B3)	01/15/30	5.000	1,686,781
					48,391,460
Tech Hardware & Equipment (1.0%)
8,323	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $100.00)(1),(2)	(CCC+, Caa1)	05/01/28	6.625	8,358,273
1,904	CoreWeave, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $104.81)(1)	(B, B1)	07/15/32	9.625	1,700,429
2,064	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $103.25)(1)	(BB, Ba2)	06/01/32	6.500	2,091,788
					12,150,490
Telecom - Wireless (0.4%)
476	Dycom Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $100.00)(1)	(BB-, B1)	04/15/29	4.500	462,451
3,360	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.22)(1),(4)	(B-, Caa1)	10/21/28	4.875	3,879,119
					4,341,570
Telecom - Wireline Integrated & Services (1.4%)
4,171	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $100.00)(1),(2)	(CCC, Caa2)	01/15/28	5.000	2,645,418
526	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	10/15/31	6.500	510,117
762	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	04/15/32	6.500	738,163
1,349	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $100.00)(1)	(CCC+, Caa1)	07/15/32	6.875	1,310,592
1,323	ELK Grove Village Property LLC, Rule 144A, Senior Secured Notes (Callable 06/15/28 @ $103.75)(1)	(BB-, Ba3)	06/15/31	7.500	1,271,082
3,596	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $104.25)(1)	(B-, B3)	01/15/36	8.500	3,745,104
812	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/31 @ $103.75)(1)	(B-, B3)	02/15/37	7.500	807,108
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $101.13)(1)	(B+, Ba3)	08/15/30	4.500	2,057,882
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $102.13)(1)	(B+, Ba3)	01/31/31	4.250	1,995,033
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $102.38)(1)	(B+, Ba3)	07/15/31	4.750	923,056
					16,003,555
Theaters & Entertainment (0.7%)
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ $100.00)(1)	(BB+, Ba1)	05/15/27	6.500	1,501,754

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment (continued)
$998	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63)(1)	(BB, Ba3)	07/01/33	7.250	$1,034,821
5,277	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38)(1)	(B, B3)	07/01/34	8.750	5,562,734
					8,099,309
Transport Infrastructure/Services (1.0%)
6,743	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $104.38)(1)	(B-, Caa1)	04/30/34	8.750	6,699,901
2,722	Gee Automotive Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/28 @ $103.63)(1)	(B+, B3)	03/01/31	7.250	2,744,870
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $103.56)(1)	(B+, Ba3)	06/01/31	7.125	256,854
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $103.56)(1)	(B+, Ba3)	02/01/32	7.125	1,031,760
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $101.56)(1)	(BBB-, Ba1)	06/01/28	6.250	837,798
					11,571,183
TOTAL CORPORATE BONDS (Cost $584,440,075)					576,972,763

BANK LOANS (40.3%)
Advertising (0.7%)
2,117	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(5)	(B, B1)	05/03/28	7.981	2,057,484
7,245	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(5)	(B, B1)	12/31/31	7.981	6,500,331
					8,557,815
Aerospace & Defense (1.4%)
82	Air Comm Corp. LLC(5),(6)	(NR, B2)	12/11/31	0.000	82,106
2,348	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.500%(5)	(B, B2)	12/11/31	6.196	2,351,903
3,863	Amentum Holdings, Inc., 1 mo. USD Term SOFR + 1.750%(5)	(BB, Ba2)	09/29/31	5.481	3,865,487
479	Atlas CC Acquisition Corp.(8),(9)	(CCC, Caa2)	05/25/29	0.000	36,341
3,282	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.250%, U.S. (Fed) Prime Rate + 3.500%(5)	(CCC, Caa2)	05/25/29	10.250	249,127
820	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.250%(5)	(B, B2)	10/31/30	5.982	821,949
3,149	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(5)	(B+, B2)	07/01/31	6.166 - 6.231	3,160,182
1,263	HDI Aerospace Intermediate Holding III Corp., 6 mo. USD Term SOFR + 3.250%(5)	(B, B2)	02/11/32	7.118	1,267,684
1,421	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	09/23/31	6.231	1,426,312
44	TransDigm, Inc., 1 mo. USD Term SOFR + 2.250%(5)	(BB-, Ba3)	03/22/30	5.981	43,853
2,066	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(BB-, Ba3)	08/19/32	6.231	2,071,537
408	TransDigm, Inc., 1 mo. USD Term SOFR + 2.500%(5),(6)	(BB-, Ba3)	02/13/33	6.231	409,298
					15,785,779
Air Transportation (0.1%)
1,296	American Airlines, Inc., 3 mo. USD Term SOFR + 3.000%(5)	(BB, Ba3)	05/29/33	6.666	1,288,414

Auto Parts & Equipment (1.0%)
0	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(5)	(B, B2)	04/06/28	7.845	1
1,461	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.000%(5)	(BB-, Ba3)	10/16/31	5.657	1,462,267
5,033	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(5)	(BB-, B2)	05/06/30	6.231	5,051,079
3,078	CWGS Group LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B+, B3)	06/03/28	6.345	2,873,887
202	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(5),(10),(17)	(NR, NR)	11/30/26	9.845	185,826
214	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 2.500%(5)	(B, B2)	04/23/31	6.166	213,409
1,878	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 4.500%(5)	(B, B3)	02/26/33	8.310	1,790,614
					11,577,083
Banking (0.2%)
2,620	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.000%(5),(17)	(BB+, Ba1)	04/19/30	5.732	2,629,460

Beverages (0.3%)
690	Aramark Services, Inc., 1 mo. USD Term SOFR + 1.750%(5)	(BBB-, Ba1)	06/22/30	5.481	691,808
1,073	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.000%(5)	(B, B2)	12/23/30	6.749	1,080,105
1,140	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(5)	(B+, B1)	03/15/32	5.974	1,143,194
					2,915,107

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Brokerage (0.2%)
$2,179	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(5)	(BB-, Ba3)	06/26/31	7.231	$2,100,761
478	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(BB-, B2)	07/21/28	6.345	477,683
					2,578,444
Building & Construction (0.8%)
418	ADI Global Distribution Funding LLC(5),(6)	(BB, Ba2)	06/17/33	0.000	419,479
1,285	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%(5),(17)	(BB-, Ba3)	03/17/32	5.731	1,292,354
2,452	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(5)	(BB, Ba3)	02/10/32	5.981	2,456,895
3,512	Tecta America Corp., 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	02/18/32	6.231	3,520,104
145	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(5)	(NR, B3)	06/13/33	7.323	144,866
1,629	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(5)	(B-, B3)	06/13/33	7.253	1,629,748
					9,463,446
Building Materials (0.8%)
2,177	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(5)	(CCC+, Caa2)	10/10/30	8.482	1,209,261
953	Arcosa, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BBB-, Baa3)	10/01/31	5.731	960,575
1,173	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 3.250%(5)	(CCC+, Caa1)	04/12/28	7.014	600,677
172	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%(5)	(CCC+, Caa1)	08/01/28	9.289	88,828
6,339	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B, B3)	10/19/29	6.981	6,339,542
					9,198,883
Cable & Satellite TV (0.2%)
2,506	Ziggo Financing Partnership, 6 mo. USD Term SOFR + 3.220%(5)	(B+, B1)	01/15/33	6.912	2,281,245

Chemicals (2.7%)
1,476	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%(5)	(B+, B1)	09/09/31	6.573	1,484,004
430	CPC Acquisition Corp.(8),(10)	(C, C)	12/29/28	0.000	7,658
270	Formulations Parent Corp., 3 mo. USD Term SOFR + 4.000%(5),(17)	(B, B2)	04/09/32	7.763	270,854
1,783	Fortis 333, Inc., 3 mo. USD Term SOFR + 3.250%(5)	(B, B2)	03/29/32	6.982	1,783,180
275	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%(5)	(CCC+, Caa2)	03/15/30	11.268	256,676
2,084	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(5)	(B-, B3)	03/15/29	7.724	2,049,449
2,976	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B+, B2)	12/31/29	6.231	2,960,169
2,396	Ineos Finance PLC, 1 mo. USD Term SOFR + 5.000%(5)	(B+, B+)	06/25/32	8.731	2,228,023
707	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 3.750%(5)	(B, B3)	03/14/30	7.581	592,817
1,559	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(5)	(B, B3)	10/07/31	7.981	1,283,249
1,205	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B+, B2)	02/18/30	6.981	1,145,000
3,580	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(5)	(B+, B2)	02/07/31	6.731	3,345,396
502	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(5)	(CCC, B2)	07/03/28	7.757	479,279
1,306	Luxembourg Investment Co. 428 SARL	(NR, WR)	01/03/29	0.000	38,186
303	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(5),(17)	(BB+, Ba1)	11/26/31	5.731	303,205
1,450	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(5),(10)	(B-, Caa1)	09/30/29	10.831	1,315,131
2,940	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(5)	(NR, B3)	04/30/30	9.899	2,890,386
5,463	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(5)	(CCC-, Caa3)	04/30/30	8.049	3,106,100
1,852	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(5),(17)	(CCC-, Caa3)	04/30/30	9.149	1,046,606
673	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK(3),(5)	(B-, Caa1)	12/23/30	9.620	766,792
729	Potters Industries LLC, 3 mo. USD Term SOFR + 2.500%(5)	(B, B2)	12/23/32	6.166	731,930
2,406	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(5)	(B-, B3)	12/23/30	7.231	2,389,212
127	SK Neptune Husky Finance SARL(9),(10)	(NR, WR)	01/03/29	0.000	16,342
1,401	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(5)	(B, B2)	04/04/29	5.982	1,131,685
					31,621,329
Diversified Capital Goods (0.0%)
306	DexKo Global, Inc., 3 mo. USD Term SOFR + 4.500%(5)	(B-, B2)	10/06/31	8.323	297,655

Electronics (1.0%)
1,161	Altar Bidco, Inc., 1 mo. USD Term SOFR + 5.600%(5)	(CCC+, Caa1)	02/01/30	9.108	1,129,207
3,057	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.350%(5),(6)	(B, B1)	02/01/29	6.858	3,065,494
936	Coherent Corp., 1 mo. USD Term SOFR + 1.750%(5)	(BB+, Ba1)	07/02/29	5.481	938,127
7,765	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(5),(6)	(B, B2)	04/16/32	7.671	6,095,277
					11,228,105

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production (0.5%)
$1,092	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(5)	(BB, Ba3)	01/30/32	5.667	$1,092,253
3,737	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(5)	(BB+, Ba1)	01/31/33	5.370	3,727,455
450	EMG Utica LLC, 3 mo. USD Term SOFR + 3.500%(5),(17)	(B+, B3)	04/01/30	7.232	451,963
983	PES Holdings LLC, 3.000% PIK(3),(9),(10)	(NR, WR)	12/31/26	0.000	9,835
					5,281,506
Environmental (0.7%)
4,028	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(5)	(B, B2)	03/03/32	6.156	4,038,552
1,875	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(5)	(B, B3)	08/31/28	8.095	1,867,641
1,731	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%(5)	(BB, Ba3)	11/30/28	5.974	1,735,260
472	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(5)	(B+, B2)	02/22/31	5.916	468,969
					8,110,422
Food - Wholesale (1.0%)
5,250	AI Aqua Merger Sub, Inc.(4),(5),(6)	(B, B2)	07/05/33	0.000	6,057,992
3,040	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.500%(5)	(BB-, B1)	09/30/32	6.454	3,028,687
1,946	Nomad Foods Europe Midco Ltd., 6 mo. USD Term SOFR + 2.500%(5)	(BB-, B1)	10/29/32	6.158	1,936,526
260	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(5)	(CCC-, Ca)	12/31/29	7.744	50,411
					11,073,616
Gaming (0.4%)
2,390	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(5)	(BB-, Ba3)	02/06/30	5.981	2,313,370
2,221	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.250%(5)	(B, B1)	07/01/32	7.982	2,226,764
					4,540,134
Gas Distribution (0.0%)
454	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.250%(5)	(BB-, B2)	07/14/33	6.043	454,094

Health Facilities (0.9%)
6,850	Hologic, Inc., 3 mo. USD Term SOFR + 2.250%(5)	(B+, B1)	04/07/33	5.995	6,744,559
2,840	QuidelOrtho Corp., 1 mo. USD Term SOFR + 4.000%(5)	(B+, B1)	08/20/32	7.731	2,819,056
70	Western Dental Holdings LLC(5),(6)	(NR, NR)	01/28/32	0.000	70,219
431	Western Dental Holdings LLC, 3 mo. USD Term SOFR + 2.500%, 7.500% PIK(3),(5)	(NR, NR)	01/28/32	13.823	433,646
902	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(5)	(B, B3)	02/08/28	9.088	896,840
					10,964,320
Health Services (1.3%)
6,169	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(5)	(B-, B3)	12/23/27	7.220	5,769,456
243	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(5)	(B-, B3)	12/23/27	9.481	232,370
5,325	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(5)	(B, B2)	02/16/32	6.981	5,295,540
2,032	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BB, Ba2)	07/26/31	5.731	2,034,614
1,193	Therapy Brands Holdings LLC, 3 mo. USD Term SOFR + 4.000%(5),(10)	(CCC-, B3)	05/18/28	7.927	1,102,851
1,438	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%(5)	(B, B3)	07/18/31	7.376	1,141,198
					15,576,029
Hotels (0.4%)
1,503	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(5)	(B+, B1)	08/17/28	6.231	1,506,829
2,660	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(5)	(B+, B1)	05/31/30	6.231	2,664,714
					4,171,543
Insurance Brokerage (1.3%)
1,009	Alera Group, Inc., 1 mo. USD Term SOFR + 2.750%(5)	(B, B2)	05/30/32	6.481	983,527
4,907	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.000%, 6 mo. USD Term SOFR + 3.000%(5)	(B-, B3)	02/15/31	6.732 - 6.833	4,849,103
495	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(5),(17)	(B+, B2)	01/08/32	6.670	490,621
2,756	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%(5)	(B+, B1)	06/20/30	5.984	2,760,614
4,175	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(5)	(B, B2)	07/02/31	6.731	4,100,611
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(5)	(CCC+, Caa2)	07/02/31	8.981	965,415
1,621	Trucordia Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%(5),(17)	(B-, B2)	06/17/32	6.982	1,442,246
					15,592,137

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (2.5%)
$264	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(5)	(BB-, Ba3)	11/01/30	6.750	$264,971
193	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(5)	(CCC-, Caa2)	04/30/30	10.332	204,401
88	Altisource Solutions SARL(7),(17)	(NR, NR)	04/30/30	0.000	0
89	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(5),(10),(17)	(B, B3)	02/19/29	10.332	89,426
1,447	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(5)	(B-, B3)	12/29/31	7.252	1,362,252
1,547	Ascensus Group Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(5),(6)	(B-, B3)	11/25/32	6.731	1,517,461
1,732	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(5)	(BB-, Ba3)	05/19/31	5.731	1,730,683
5,238	CoreLogic, Inc., 1 mo. USD Term SOFR + 4.250%(5)	(B-, B2)	07/25/31	7.974	5,040,153
4,842	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	09/15/31	6.231	4,785,663
2,985	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.250% PIK(3),(5)	(CCC+, Caa2)	07/31/30	9.073	2,759,445
1,676	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%(5)	(B-, B2)	02/03/32	6.408	1,672,241
1,281	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 2.750%(5)	(B-, B3)	03/22/31	6.481	1,275,856
39	Secretariat Advisors LLC(5),(6),(11)	(B-, B3)	02/28/32	0.000	37,375
318	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(5)	(B-, B3)	02/28/32	7.732	306,337
6,646	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(B+, B2)	07/31/31	6.231	6,609,106
1,902	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B+, B1)	06/21/31	6.231	1,904,233
					29,559,603

Machinery (1.0%)
3,345	A.B. Boyd Co., 1 mo. USD Term SOFR + 4.500%(5),(17)	(B, B3)	11/14/31	8.231	3,228,249
669	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(5),(17)	(CCC, B2)	12/20/26	9.595	669,493
1,341	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.000%(5),(17)	(B-, B2)	08/30/30	8.731	1,353,115
745	Madison IAQ LLC, 6 mo. USD Term SOFR + 1.750%(5)	(BB, Ba2)	05/06/32	5.470	745,085
600	Nvent Electric PLC, 1 mo. USD Term SOFR + 2.750%(5)	(B, B2)	01/30/32	6.397	602,889
1,444	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	10/15/32	6.231	1,448,563
825	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	08/23/32	6.240	829,153
2,164	Tulip Holdco DE LLC(5),(6)	(B, B2)	07/22/33	0.000	2,162,923
					11,039,470
Media - Diversified (0.2%)
5,269	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(5)	(CCC+, Caa1)	12/29/28	7.573	1,866,269
525	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(5)	(B-, B2)	12/15/28	7.331	506,922
398	Technicolor Creative Studios, 0.500% PIK(3),(4),(7),(17)	(NR, NR)	06/05/30	0.500	0
433	Technicolor Creative Studios(4),(7),(17)	(NR, NR)	09/15/26	0.000	0
					2,373,191
Medical Products (0.2%)
2,476	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(5),(7),(17)	(CCC+, B2)	10/14/29	8.732	2,409,213
405	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(5)	(CCC+, B2)	10/13/29	8.732	393,983
					2,803,196
Oil Field Equipment & Services (0.2%)
2,210	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.250%(5)	(BB, B1)	09/18/31	5.982	2,215,985

Packaging (1.2%)
1,599	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(5)	(B+, B2)	04/01/32	6.981	1,531,244
715	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(B+, Ba3)	09/24/32	6.231	716,151
8,160	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(5)	(B-, B3)	03/07/33	7.666 - 7.823	8,000,441
1,597	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B-, B3)	04/14/31	6.981	1,535,363
2,154	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(5)	(B-, B3)	03/03/31	6.981	1,953,183
					13,736,382
Personal & Household Products (0.6%)
5,015	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(5)	(BB-, Ba3)	12/21/28	5.981	5,028,922
511	Prestige Brands, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BBB-, Ba2)	06/13/33	5.731	513,442
1,157	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5)	(NR, NR)	06/29/28	11.347	1,090,923

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products (continued)
$13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(17)	(NR, NR)	06/29/28	11.348	$12,982
					6,646,269
Pharmaceuticals (0.3%)
1,170	Alkermes, Inc., 3 mo. USD Term SOFR + 2.750%(5)	(BB, Ba2)	08/12/31	6.482	1,175,393
1,149	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 3.750%(5)	(B, B1)	01/15/31	7.481	1,153,876
1,230	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(5)	(BB+, Ba1)	10/31/32	5.397	1,231,808
					3,561,077
Real Estate Investment Trusts (0.2%)
1,971	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(5)	(BB, Ba2)	11/18/27	5.481	1,971,754

Recreation & Travel (1.4%)
2,425	Arcis Golf LLC(5),(6),(17)	(NR, B2)	08/05/26	0.000	2,424,820
1,739	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(5)	(B+, B2)	11/24/28	6.481	1,746,333
124	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%(5)	(B+, B2)	03/24/28	7.481	124,559
5,195	EOC Borrower LLC, 1 mo. USD Term SOFR + 2.750%(5)	(B+, B2)	03/24/32	6.481	5,217,606
3,333	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(5)	(B-, B3)	11/12/29	7.232	2,758,403
1,326	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(5)	(B, B2)	06/25/31	6.731	1,333,032
3,007	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BB+, Ba2)	12/04/31	5.731	2,992,858
					16,597,611
Restaurants (1.1%)
6,660	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B, B2)	01/27/29	6.981	6,670,126
5,154	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%(5)	(B, B2)	01/28/32	7.481	5,108,314
816	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(5)	(B+, B2)	12/16/30	6.231	818,397
					12,596,837
Software - Services (9.8%)
722	AAL Delaware Holdco, Inc., 1 mo. USD Term SOFR + 2.500%(5)	(B, B2)	07/30/31	6.231	726,072
413	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.000%(5)	(NR, B2)	12/22/31	6.732	414,567
2,014	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(5)	(B, B3)	08/02/29	9.345	1,731,755
2,062	Avalara, Inc., 3 mo. USD Term SOFR + 2.500%(5)	(B-, B2)	03/26/32	6.232	1,949,067
2,018	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 2.750%(5)	(B, B3)	11/25/31	6.481	1,982,380
1,714	Bending Spoons U.S., Inc., 1 mo. USD Term SOFR + 5.625%(5),(17)	(B+, B1)	03/07/31	9.292	1,729,164
1,895	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(5)	(BB-, B1)	01/31/31	6.481	1,773,109
2,677	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(5),(6)	(B, B1)	03/21/31	6.982	2,434,443
727	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(5),(6)	(B, B1)	08/13/32	6.982	653,563
3,718	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(5)	(NR, B2)	09/29/28	7.494	3,502,321
5,565	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(5)	(CCC+, B2)	10/16/28	7.595	3,546,568
3,752	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(5)	(B-, B2)	10/09/31	6.988	3,451,262
1,147	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(5)	(CCC, Caa2)	10/09/32	8.988	1,016,662
170	Dwyer Instruments, Inc.(5),(6)	(B, B2)	07/15/33	0.000	170,435
2,499	Dwyer Instruments, Inc.(5),(6)	(B, B2)	07/15/33	0.000	2,499,717
7,333	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(5)	(B-, B3)	08/14/28	9.232	7,012,199
717	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%(5)	(B+, B1)	07/07/31	5.981	685,231
4,320	Finastra USA, Inc., 6 mo. USD Term SOFR + 4.000%(5),(6)	(B-, B3)	09/15/32	7.746	4,157,137
1,639	First Advantage Holdings LLC, 3 mo. USD Term SOFR + 2.750%(5)	(B+, B1)	10/31/31	6.482	1,637,956
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(5),(10)	(CCC+, Caa2)	12/06/32	8.666	604,366
2,637	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%(5)	(B-, B2)	07/23/32	7.573	1,995,606
4,467	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%(5)	(CCC+, Caa1)	05/02/29	8.673	1,413,427
5,671	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(5)	(CCC+, Caa1)	02/01/29	8.223	3,301,220
2,321	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(5)	(B, B1)	02/01/29	9.823	2,254,008
690	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%(5),(12)	(CCC+, B3)	06/02/28	8.981	805,418
5,674	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(5)	(CCC+, B3)	06/02/28	8.084	5,077,886
945	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%(5)	(B, B2)	10/26/30	6.982	741,197
2,146	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(5)	(B-, Caa1)	05/09/33	8.732	1,304,885
8,866	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(5)	(B-, B3)	04/24/28	6.994	8,502,549
1,404	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(5)	(CCC+, Caa3)	12/31/30	9.323	429,189
365	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(5)	(B, B3)	12/31/30	8.573	290,877
3,569	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%(5)	(B-, B3)	07/21/32	8.482	3,374,719
1,457	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.000%(5)	(BB+, Ba1)	07/03/32	5.732	1,456,192
467	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(5)	(B-, B3)	07/14/28	9.095	238,679
943	SonarSource Financing LLC, 3 mo. USD Term SOFR + 4.000%(5),(17)	(B, B2)	12/19/30	7.729	904,831

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$4,760	Sovos Compliance LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B-, B3)	08/13/29	6.981	$4,572,540
8,832	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%(5)	(B-, B3)	03/05/27	7.345	8,382,240
1,123	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(5)	(B-, Caa3)	12/22/27	8.423	754,022
443	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(5)	(B-, B2)	08/31/28	7.982	435,634
2,349	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(5)	(B, B2)	06/18/29	6.732	2,302,173
7,095	UKG, Inc., 3 mo. USD Term SOFR + 2.250%(5)	(B, B2)	02/10/31	6.073	6,821,165
1,709	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(5)	(B, B2)	04/12/31	6.073	1,647,056
1,324	WatchGuard Technologies, Inc., 1 mo. USD Term SOFR + 5.250%(5)	(B-, B2)	07/02/29	8.981	1,235,609
1,599	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(5)	(BB-, Ba2)	03/31/28	5.481	1,599,087
355	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(5)	(BB, Ba3)	03/01/30	5.731	354,478
5,589	XPLOR T1 LLC, 3 mo. USD Term SOFR + 3.250%(5),(17)	(B-, B3)	12/01/32	6.907	5,211,406
2,371	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(5)	(BB, Ba1)	02/28/30	5.481	2,095,643
4,739	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(5),(17)	(B, B3)	02/14/32	7.231	4,430,753
					113,610,463
Specialty Retail (0.1%)
1,054	Chewy, Inc., 3 mo. USD Term SOFR + 1.750%(5),(17)	(BB, Ba2)	06/23/33	5.446	1,053,379

Support - Services (3.5%)
4,369	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(5),(6)	(B, B3)	12/11/30	6.981	4,325,678
177	BCPE HIPH Parent, Inc.(5),(6)	(B-, B2)	07/05/33	0.000	178,143
1,672	BCPE HIPH Parent, Inc., 3 mo. USD Term SOFR + 4.000%(5)	(B-, B2)	07/05/33	7.734	1,686,418
1,849	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BB-, Ba3)	11/03/31	5.749	1,851,638
4,399	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(5)	(B-, B3)	07/19/30	9.484	4,314,002
3,642	Fugue Finance BV, 3 mo. USD Term SOFR + 2.250%(5)	(B, B2)	01/09/32	5.916	3,640,487
4,976	Gloves Buyer, Inc., 3 mo. USD Term SOFR + 3.750%(5)	(B-, B3)	05/21/32	7.483	4,989,762
287	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5)	(CCC-, Caa2)	01/02/29	10.732	160,865
2,751	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(5)	(B, B2)	01/02/29	9.982	2,697,526
4,526	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(5)	(CCC, Caa2)	08/10/29	8.494	2,526,234
575	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(5)	(CCC-, Caa3)	08/10/29	11.494 - 11.547	59,190
816	Lernen Bidco Ltd.(5),(6)	(B-, B3)	10/27/31	0.000	795,549
1,458	PODS LLC, 1 mo. USD Term SOFR + 4.500%(5)	(B-, B3)	05/14/31	8.176	1,414,101
851	Pye-Barker Fire & Safety LLC (2025 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 2.500%(5),(11)	(B, B2)	12/16/32	6.232	855,031
5,695	Pye-Barker Fire & Safety LLC (2025 Term Loan), 3 mo. USD Term SOFR + 2.500%(5)	(B, B2)	12/16/32	6.232	5,722,133
5,480	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(5)	(BB-, B2)	08/31/28	5.481	4,714,513
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(5),(10)	(CCC, Caa3)	11/02/28	12.584	357,500
					40,288,770
Tech Hardware & Equipment (0.7%)
2,656	CoreWeave Financing DDTL V LLC, 1 mo. USD Term SOFR + 4.500%(5)	(NR, Ba2)	11/17/31	8.120 - 8.140	2,657,339
863	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.000%(5)	(B-, B3)	08/06/32	6.666	851,448
739	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(5)	(B-, B3)	12/10/31	8.252	711,613
368	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(5)	(B-, B3)	12/10/31	8.252	354,474
3,769	Gryphon Acquire Newco LLC, 3 mo. USD Term SOFR + 2.750%(5)	(B+, B1)	09/13/32	6.414	3,780,602
					8,355,476
Telecom - Wireless (0.2%)
997	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(5)	(B, B3)	11/12/27	6.994	697,440
1,049	NTI Buyer LLC, 3 mo. USD Term SOFR + 4.250%(5),(17)	(B+, B2)	07/01/33	7.897	1,033,175
					1,730,615
Telecom - Wireline Integrated & Services (0.3%)
1,141	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(5)	(CCC, Caa2)	10/31/27	8.753	755,142
1,996	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(5)	(NR, B3)	08/01/29	9.400	1,525,650
674	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(5)	(B+, Ba3)	01/31/29	7.041	611,499
					2,892,291
Theaters & Entertainment (0.9%)
3,215	Electronic Arts, Inc.(5),(6)	(BB, Ba3)	03/24/33	0.000	3,238,644

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (continued)
$2,367	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 2.500%(5)	(B+, B1)	05/27/32	6.231	$2,377,677
495	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(5)	(BB+, Ba1)	10/21/32	5.668	495,877
4,231	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 1.750%(5)	(BB, Ba2)	11/21/31	5.413	4,228,589
					10,340,787
Transport Infrastructure/Services (0.0%)
427	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 2.500%(5)	(B+, B2)	03/08/32	6.149	428,944
TOTAL BANK LOANS (Cost $492,938,723)					466,988,666

ASSET BACKED SECURITIES (5.7%)
Collateralized Debt Obligations (5.7%)
2,800	Anchorage Capital CLO 8 Ltd., 2016-8A, Rule 144A, 3 mo. USD Term SOFR + 6.590% (1),(5)	(NR, NR)	10/27/38	10.400	2,807,803
3,385	Anchorage Credit Funding 11 Ltd., 2020-11A, Rule 144A (1),(10)	(NR, A3)	04/25/38	7.050	3,392,514
3,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A (1)	(NR, Baa3)	04/25/42	6.496	3,028,609
3,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A (1)	(NR, Ba3)	04/25/42	8.896	2,981,259
1,750	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% (1),(5)	(NR, NR)	10/15/38	6.753	1,742,814
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(5)	(NR, Baa3)	01/20/35	7.431	951,793
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(5)	(NR, NR)	07/14/36	7.241	2,468,178
3,000	Bbam U.S. CLO V Ltd., 2025-5A, Rule 144A, 3 mo. USD Term SOFR + 1.360% (1),(5)	(AAA, NR)	07/25/38	5.170	3,006,692
1,800	CBAMR Ltd., 2017-3AR, Rule 144A, 3 mo. USD Term SOFR + 4.850% (1),(5)	(NR, NR)	07/17/39	8.617	1,811,385
4,300	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 1.260% (1),(5)	(AAA, NR)	01/17/39	5.010	4,307,430
2,400	Cedar Funding V CLO Ltd., 2016-5A, Rule 144A, 3 mo. USD Term SOFR + 3.250% (1),(5)	(BBB-, NR)	01/17/39	7.000	2,388,607
2,900	CVC Cordatus Loan Fund XXXI DAC, 31A, Rule 144A, 3 mo. EURIBOR + 3.000% (1),(4),(5)	(BBB-, NR)	06/15/37	5.150	3,349,306
3,800	Dryden 79 Euro CLO DAC, 2020-79A, Rule 144A, 3 mo. EURIBOR + 3.650% (1),(4),(5)	(NR, Baa3)	01/18/35	6.135	4,394,386
4,100	Golub Capital Partners CLO 41B-R Ltd., 2019-41A, Rule 144A, 3 mo. USD Term SOFR + 1.330% (1),(5)	(NR, NR)	07/20/38	5.059	4,109,737
1,250	Golub Capital Partners CLO 55B Ltd., 2021-55A, Rule 144A, 3 mo. USD Term SOFR + 2.750% (1),(5)	(NR, NR)	10/20/38	6.479	1,252,125
2,570	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(5)	(BBB-, NR)	04/17/34	7.250	2,571,053
989	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(5)	(BBB-, NR)	01/27/31	9.922	989,539
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(10),(13)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(5)	(B, NR)	10/20/34	11.101	888,745
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(5)	(NR, Ba1)	01/22/35	9.745	971,093
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A (1),(10),(13)	(NR, NR)	04/15/39	0.000	1,054,026
2,750	Neuberger Berman Loan Advisers CLO 56 Ltd., 2024-56AR, Rule 144A, 3 mo. USD Term SOFR + 2.900% (1),(5)	(NR, NR)	07/24/40	6.675	2,758,011
1,250	Neuberger Berman Loan Advisers CLO 56 Ltd., 2024-56AR, Rule 144A, 3 mo. USD Term SOFR + 4.350% (1),(5)	(NR, NR)	07/24/40	8.125	1,253,492
1,000	Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 3.350% (1),(5)	(NR, NR)	10/25/36	7.160	994,687
4,750	Octagon 67 Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 7.410% (1),(5)	(NR, NR)	07/25/38	11.220	4,786,925
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650% (1),(5)	(NR, NR)	10/20/37	8.379	2,493,700
2,000	Silver Point CLO 11 Ltd., 2025-11A, Rule 144A, 3 mo. USD Term SOFR + 1.350% (1),(5)	(NR, Aaa)	07/15/38	5.103	2,003,043
2,000	Trestles Clo V Ltd., 2021-5AR, Rule 144A, 3 mo. USD Term SOFR + 1.240% (1),(5)	(NR, NR)	07/20/39	4.905	2,001,000
502	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(5)	(NR, Caa1)	07/20/30	10.141	198,624
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(5)	(NR, Aaa)	10/20/31	7.491	999,282

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(5)	(A, NR)	07/14/31	7.352	$501,160
TOTAL ASSET BACKED SECURITIES (Cost $67,730,689)					66,457,093

Shares
COMMON STOCKS (0.2%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.(8)				140,880

Building Products (0.0%)
118,480	JELD-WEN Holding, Inc.(8)				168,241

Chemicals (0.1%)
160,554,989	Ascend Performance Litigation Trust Interest, Class A(7),(8),(17)				80,277
323,595,442	Ascend Performance Litigation Trust Interest, Class C(7),(8),(17)				32,360
35,549	Ascend Performance Materials Operations LLC(8)				35,549
25,202	Proppants Holdings LLC(7),(10),(17)				2,679
37,508	SK Mohawk Holdings, SCS(8)				337,572
6,341	Utex Industries				191,286
					679,723
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(7),(8),(10),(17)				372

Health Facility (0.0%)
3,385	Western Dental Holdings LLC(8),(17)				34

Investments & Misc. Financial Services (0.0%)
12,841	Altisource Portfolio Solutions SA(8)				71,526

Personal & Household Products (0.0%)
29,405	Dream Well, Inc.(8)				251,163
29,405	Serta Simmons Bedding Equipment Co.(7),(8),(17)				0
					251,163
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(8)				1,492

Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA(7),(8),(14),(17)				0

Real Estate Management & Development (0.0%)
351	Altisource Portfolio Solutions SA(2),(8)				1,955

Software - Services (0.0%)
20,532	New Blackboard LLC(8)				30,798

Telecom - Wireline Integrated & Services (0.1%)
20,917	Luxco Co. Ltd.(8)				406,535
TOTAL COMMON STOCKS (Cost $4,887,135)					1,752,719

PREFERRED STOCK (0.0%)
Software - Services (0.0%)
11,248	New Blackboard LLC(8) (Cost $118,104)				112,480

WARRANTS (0.0%)
Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL(8)				974
2,821	Altisource Solutions SARL(8)				704
6,000	Movella Holdings, Inc., expires 12/31/27(7),(8),(17)				0
					1,678
Software - Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/29(8)				2,691

Specialty Retail (0.0%)
153	Stretch U.K. Topco Ltd., expires 05/20/2033(8),(17)				1

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Shares		Value
WARRANTS (continued)
TOTAL WARRANTS (Cost $13,695)		$4,370

SHORT-TERM INVESTMENTS (6.7%)
50,521,032	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62%(15)	50,521,032
26,749,486	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(15),(16)	26,749,486
TOTAL SHORT-TERM INVESTMENTS (Cost $77,270,518)		77,270,518

TOTAL INVESTMENTS AT VALUE (102.8%) (Cost $1,227,398,939)		1,189,558,609

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)		(32,132,622)

NET ASSETS (100.0%)		$1,157,425,987

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to a value of $630,898,727 or 54.5% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2026. The rate may be subject to a cap and floor.
(6)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(8)	Non-income producing security.
(9)	Bond is currently in default.
(10)	Illiquid security.
(11)	All or a portion is an unfunded loan commitment.
(12)	This security is denominated in British Pound.
(13)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2026.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(15)	Rate shown reflects yield as of July 31, 2026.
(16)	Represents security purchased with cash collateral received for securities on loan.
(17)	Security is valued using significant unobservable inputs.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	63,381	USD	84,782	10/07/26	Barclays Bank PLC	$84,782	$85,295	$513
GBP	50,000	USD	67,245	10/07/26	Deutsche Bank AG	67,245	67,287	42
USD	5,265,667	CAD	7,251,960	10/07/26	Deutsche Bank AG	(5,265,667)	(5,184,006)	81,661
USD	12,153,816	EUR	10,379,366	10/07/26	Deutsche Bank AG	(12,153,816)	(11,972,223)	181,593
USD	7,159,698	EUR	5,986,000	10/07/26	Morgan Stanley	(7,159,698)	(6,904,635)	255,063
Total Unrealized Appreciation								$518,872

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	4,634,760	USD	3,355,630	10/07/26	Deutsche Bank AG	$3,355,630	$3,313,121	$(42,509)
CAD	2,617,200	USD	1,895,624	10/07/26	Morgan Stanley	1,895,624	1,870,885	(24,739)
EUR	277,585	USD	323,640	10/07/26	Barclays Bank PLC	323,640	320,185	(3,455)
GBP	30,051	USD	40,444	10/07/26	JPMorgan Chase	40,444	40,440	(4)
USD	809,768	EUR	705,508	10/07/26	Barclays Bank PLC	(809,768)	(813,779)	(4,011)
USD	63,486	GBP	47,243	10/07/26	Barclays Bank PLC	(63,486)	(63,577)	(91)
USD	37,952	GBP	28,358	10/07/26	Deutsche Bank AG	(37,952)	(38,163)	(211)
USD	37,067	GBP	27,885	10/07/26	JPMorgan Chase	(37,067)	(37,526)	(459)
USD	864,647	GBP	643,794	10/07/26	Morgan Stanley	(864,647)	(866,374)	(1,727)
Total Unrealized Depreciation								$(77,206)

Total Net Unrealized Appreciation/(Depreciation)								$441,666

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Corporate Bonds	$—	$576,398,966	$573,797	$576,972,763
Bank Loans	—	434,325,525	32,663,141	466,988,666
Asset Backed Securities	—	66,457,093	—	66,457,093
Common Stocks	241,722	1,395,275	115,722	1,752,719
Preferred Stock	—	112,480	—	112,480
Warrants	4,369	—	1	4,370
Short-term Investments	77,270,518	—	—	77,270,518
	$77,516,609	$1,078,689,339	$33,352,661	$1,189,558,609
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$518,872	$—	$518,872

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$77,206	$—	$77,206

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$70,888	$25,579,338	$876	$-	$25,651,102
Accrued discounts (premiums)	-	201,827	-	-	201,827
Purchases	522,764	26,455,751	205,669	1	27,184,185
Sales	(874)	(19,430,797)	-	-	(19,431,671)
Realized gain (loss)	(2,793)	(3,272,446)	-	(3,276)	(3,278,515)
Change in unrealized appreciation (depreciation)	(16,188)	3,061,036	(90,823)	3,276	2,957,301
Transfers into Level 3	-	7,834,845	-	-	7,834,845
Transfers out of Level 3	-	(7,766,413)	-	-	(7,766,413)
Balance as of July 31, 2026	$573,797	$32,663,141	$115,722	$1	$33,352,661

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2026	$52,901	$164,106	$(90,823)	$-	$126,184

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At July 31, 2026	Technique	Input	(Weighted Average)*
Corporate Bonds	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	573,797	Vendor Pricing	Single Broker Quote	0.69 (0.69)
Bank Loans	2,409,213	Income Approach	Expected Remaining Distribution	0.00 – 0.97 (0.97)
	30,253,928	Vendor Pricing	Single Broker Quote	0.57 – 1.01 (0.95)
Common Stocks	115,688	Income Approach	Expected Remaining Distribution	0.00 – 0.11 (N/A)
	34	Vendor Pricing	Single Broker Quote	0.01 (0.01)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	1	Vendor Pricing	Single Broker Quote	0.01 (0.01)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2026, $7,834,845 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $7,766,413 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.